UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	1/31/2012

Item 1. Schedule of Investments

Prudential Total Return Bond Fund, Inc.

Schedule of Investments

as of January 31, 2012 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value

LONG-TERM INVESTMENTS 95.4%

ASSET BACKED SECURITIES 11.1%

Non-Residential Mortgage Backed Securities 7.0%
		American Money Management Corp. CDO (Cayman Islands),
		Ser. 2006-6A, Class A1A, 144A,
Aaa	$1,967	0.731%, 05/03/18(a)	$1,909,892
		Apidos CDO (Cayman Islands),
		Ser. 2011-8A, Class A1, 144A,
Aaa	3,000	2.094%, 10/17/21(a)	2,954,730
		Ares CLO Funds (Cayman Islands),
		Ser. 2004-8A, Class A1A, 144A,
Aaa	583	0.942%, 02/26/16(a)	574,135
		Ser. 2005-10A, Class A3, 144A,
Aaa	170	0.799%, 09/18/17(a)	165,625
		Ser. 2011-16A, Class A, 144A,
Aaa	2,000	2.066%, 05/17/21(a)	2,004,104
		BA Credit Card Trust,
		Ser. 2006-C5, Class C5,
A3	1,500	0.685%, 01/15/16(a)	1,482,624
		Ser. 2008-C5, Class C5,
A3	3,500	5.035%, 03/15/16(a)	3,726,560
		Black Diamond CLO Ltd. (Cayman Islands),
		Ser. 2005-1A, Class A1, 144A,
Aaa	2,321	0.833%, 06/20/17(a)	2,210,532
		BlackRock Senior Income Series Corp. (Cayman Islands),
		Ser. 2005-2A, Class A2, 144A,
Aaa	1,339	0.756%, 05/25/17(a)	1,315,431
		Boston Harbor CLO Ltd. (Cayman Islands),
		Ser. 2004-1A, Class A, 144A,
Aaa	454	0.896%, 05/25/16(a)	444,394
		Cent CDO XI Ltd. (Cayman Islands),
		Ser. 2006-11A, Class A1, 144A,
Aa1	3,000	0.820%, 04/25/19(a)	2,847,672
		Chase Credit Card Master Trust,
		Ser. 2003-4, Class C,
Ba1	1,000	1.535%, 01/15/16(a)	1,003,112
		Chatham Light CLO Ltd. (Cayman Islands),
		Ser. 2005-2A, Class A1, 144A,
Aaa	1,634	0.682%, 08/03/19(a)	1,577,285

			Citibank Credit Card Issuance Trust,
			Ser. 2003-C4, Class C4,
Baa2		1,630	5.000%, 06/10/15	1,704,870
			Ser. 2005-C2, Class C2,
Baa2		4,950	0.747%, 03/24/17(a)	4,822,798
			Ser. 2005-C3, Class C3,
Baa2		3,890	0.695%, 07/15/14(a)	3,888,461
			Ser. 2006-C1, Class C1,
Baa2		10,575	0.681%, 02/20/15(a)	10,515,006
			COA Tempus CLO Ltd.,
			Ser. 2010-1A, Class A1, 144A,
Aaa		900	2.461%, 04/20/19(a)(b)	900,160
			CSAM Funding (Cayman Islands),
			Ser. 2001-1A, Class A2, 144A,
Aaa		1,743	1.023%, 03/29/16(a)	1,709,364
			Eaton Vance CDO IV Ltd. (Cayman Islands),
			Ser. 2007-9A, Class A1A, 144A,
Aaa		1,000	0.771%, 04/20/19(a)(b)	963,536
			First CLO Ltd. (Cayman Islands),
			Ser. 2004-1A1, Class A1, 144A,
Aaa		128	0.907%, 07/27/16(a)	126,699
			Four Corners CLO (Cayman Islands),
			Ser. 2005-1A, Class A3, 144A,
Aaa		1,054	0.874%, 03/26/17(a)	1,028,836
			Ser. 2006-3A, Class A, 144A,
Aaa		2,859	0.811%, 07/22/20(a)	2,692,576
			Fraser Sullivan CLO Ltd. (Cayman Islands),
			Ser. 2011-6A, Class A1, 144A,
Aaa		3,500	2.138%, 11/22/22(a)	3,512,533
			Fuel Trust, Sec’d. Notes, 144A,
Baa2		575	3.984%, 06/15/16	585,536
Baa2		1,950	4.207%, 04/15/16	2,002,486
			GE Business Loan Trust,
			Ser. 2006-1A, Class D, 144A,
Baa3		105	1.285%, 05/15/34(a)	37,744
			Granite Ventures Ltd. (Cayman Islands),
			Ser. 2005-2A, Class A1, 144A,
Aaa		434	0.827%, 12/15/17(a)	429,440
			Ser. 2006-3A, Class A1, 144A,
Aaa		1,532	0.821%, 04/20/18(a)	1,514,085
			Grosvenor Place CLO BV (Netherlands),
			Ser. I-X, Class A1, RegS,
Aaa	EUR	6,425	1.454%, 07/20/21(a)	7,814,503
			Gulf Stream Compass CLO Ltd. (Cayman Islands),
			Ser. 2004-1A, Class A, 144A,
Aaa		421	0.927%, 07/15/16(a)	414,303
			Hewett’s Island CDO Ltd. (Cayman Islands),
			Ser. 2006-4A, Class A, 144A,
Aaa		1,152	0.701%, 05/09/18(a)	1,113,658

			Katonah Ltd. (Cayman Islands),
			Ser. 2005-7A, Class A2, 144A,
Aaa		1,344	0.717%, 11/15/17(a)	1,296,339
			Landmark CDO Ltd. (Cayman Islands),
			Ser. 2006-8A, Class A1, 144A,
Aaa		967	0.802%, 10/19/20(a)	925,901
			LCM LP (Cayman Islands),
			Ser. 2004-2A, Class A, 144A,
Aaa		500	0.881%, 10/22/16(a)	480,305
			Ser. 2005-3A, Class A, 144A,
Aaa		1,000	0.787%, 06/01/17(a)	959,296
			Marriott Vacation Club Owner Trust,
			Ser. 2010-1A, Class A, 144A,
A(c)		2,346	3.540%, 10/20/32	2,382,181
			MBNA Credit Card Master Note Trust,
			Ser. 2002-C1, Class C1,
A3		1,560	6.800%, 07/15/14	1,563,546
			Ser. 2002-C3, Class C3,
A3		800	1.635%, 10/15/14(a)	801,836
			Ser. 2004-C2, Class C2,
A3		10,000	1.185%, 11/15/16(a)	9,939,778
			Ser. 2006-C1, Class C1,
A3		2,600	0.705%, 07/15/15(a)	2,586,206
			Monument Park CDO Ltd. (Cayman Islands),
			Ser. 2004-1A, Class A1, 144A,
Aaa		1,291	1.111%, 01/20/16(a)	1,265,884
			Mountain Capital CLO Ltd. (Cayman Islands),
			Ser. 2004-3A, Class A1LA, 144A,
Aaa		89	0.872%, 02/15/16(a)	89,198
			Ser. 2005-4A, Class A1L, 144A,
Aaa		988	0.796%, 03/15/18(a)	952,671
			North Westerly CLO BV (Netherlands),
			Ser. II-A, Class A, 144A,
Aaa	EUR	3,361	2.103%, 09/14/19(a)	4,034,071
			Railcar Leasing LLC,
			Ser. 1997-1, Class A2, 144A,
Aa2		261	7.125%, 01/15/13	268,706
			Rosedale CLO Ltd. (Cayman Islands),
			Ser. I-A, Class A1S, 144A,
Aaa		2,642	0.811%, 07/24/21(a)	2,543,890
			Small Business Administration Participation Certificates,
			Ser. 2001-20A, Class 1,
AA+(c)		229	6.290%, 01/01/21	254,714
			Ser. 2003-20I, Class 1,
AA+(c)		129	5.130%, 09/01/23	142,527
			Stanfield Vantage CLO Ltd. (Cayman Islands),
			Ser. 2005-1A, Class A1, 144A,
Aaa		2,198	0.867%, 03/21/17(a)	2,111,848

		Trimaran CLO Ltd. (Cayman Islands),
		Ser. 2006-2A, Class A1L, 144A,
Aaa	5,200	0.679%, 11/01/18(a)	4,970,753
		Venture CDO Ltd. (Cayman Islands),
		Ser. 2003-1A, Class A1, 144A,
Aaa	513	1.061%, 01/21/16(a)(b)	500,877

			106,063,217
Residential Mortgage Backed Securities 4.1%
		ACE Securities Corp.,
		Ser. 2003-HE1, Class M1,
B2	1,516	1.251%, 11/25/33(a)	1,160,363
		Ser. 2003-OP1, Class M1,
Ba1	1,269	1.326%, 12/25/33(a)	998,193
		Ser. 2004-FM1, Class M1,
Baa3	459	1.176%, 09/25/33(a)	349,100
		Ser. 2004-OP1, Class M1,
Ba3	5,071	1.056%, 04/25/34(a)	3,684,035
		Aegis Asset Backed Securities Trust,
		Ser. 2004-2, Class A3,
Aaa	529	0.756%, 06/25/34(a)	488,653
		Ameriquest Mortgage Securities, Inc.,
		Ser. 2001-2, Class M3,
Caa2	134	3.201%, 10/25/31(a)	96,319
		Ser. 2005-R11, Class A2D,
A3	350	0.606%, 01/25/36(a)	280,034
		Amortizing Residential Collateral Trust,
		Ser. 2002-BC8, Class A3,
A3	740	1.276%, 11/25/32(a)	634,290
		Argent Securities, Inc.,
		Ser. 2003-W2, Class M4,
Ba2	600	5.901%, 09/25/33(a)	375,578
		Ser. 2003-W7, Class M1,
Ba2	1,083	1.311%, 03/25/34(a)	827,045
		Ser. 2004-W6, Class M1,
Baa1	1,308	0.826%, 05/25/34(a)	978,647
		Ser. 2004-W10, Class M2,
Caa3	357	2.751%, 01/25/34(a)	218,776
		Asset Backed Funding Certificates,
		Ser. 2004-OPT1, Class M1,
Baa3	794	1.326%, 08/25/33(a)	593,094
		Asset Backed Securities Corp. Home Equity,
		Ser. 2003-HE3, Class M1,
A3	611	1.530%, 06/15/33(a)	446,846
		Ser. 2004-HE3, Class M1,
Baa3	3,000	1.086%, 06/25/34(a)	2,015,601
		Ser. 2005-HE6, Class M2,
Aa3	1,100	0.786%, 07/25/35(a)	909,508

		Bear Stearns Asset Backed Securities Trust,
		Ser. 2002-2, Class A2,
Aa3	159	1.476%, 10/25/32(a)	135,303
		Ser. 2004-HE2, Class M1,
Ba1	2,835	1.176%, 03/25/34(a)	2,197,814
		Ser. 2004-HE3, Class M2,
B1	952	2.001%, 04/25/34(a)	788,068
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M2,
C	68	3.651%, 03/25/33(a)	7,235
		Ser. 2003-HE4, Class M1,
Baa1	4,109	1.251%, 03/25/34(a)	3,028,548
		Countrywide Asset-Backed Certificates,
		Ser. 2004-BC1, Class M1,
Baa3	2,116	1.026%, 02/25/34(a)	1,651,301
		Ser. 2004-BC4, Class M1,
AA+(c)	6,250	0.976%, 11/25/34(a)	4,030,744
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2002-HE4, Class M2,
C	32	2.526%, 08/25/32(a)	16,292
		Equity One ABS, Inc.,
		Ser. 2004-3, Class M1,
Baa1	272	5.700%, 07/25/34	214,621
		FBR Securitization Trust,
		Ser. 2005-2, Class M1,
B2	1,400	0.996%, 09/25/35(a)	927,500
		Fremont Home Loan Trust,
		Ser. 2003-B, Class M1,
Baa3	867	1.326%, 12/25/33(a)	636,316
		GSAMP Trust,
		Ser. 2004-FM1, Class M1,
Ba3	1,506	1.251%, 11/25/33(a)	1,166,837
		Home Equity Asset Trust,
		Ser. 2003-5, Class M1,
Ba3	435	1.326%, 12/25/33(a)	323,360
		Ser. 2004-2, Class M1,
Baa3	3,629	1.071%, 07/25/34(a)	2,590,452
		HSBC Home Equity Loan Trust,
		Ser. 2005-1, Class A,
Aaa	88	0.571%, 01/20/34(a)	79,312
		Ser. 2005-2, Class A1,
Aaa	1,912	0.551%, 01/20/35(a)	1,730,791
		Ser. 2006-1, Class M1,
Aa1	837	0.561%, 01/20/36(a)	693,426
		Ser. 2007-2, Class A4,
A1	1,600	0.581%, 07/20/36(a)	1,233,066
		Ser. 2007-3, Class A4,
Aa2	250	1.781%, 11/20/36(a)	200,534

		Long Beach Mortgage Loan Trust,
		Ser. 2004-1, Class M1,
A3	1,610	1.026%, 02/25/34(a)	1,183,960
		Ser. 2004-4, Class 1A1,
Aaa	14	0.836%, 10/25/34(a)	10,159
		MASTR Asset Backed Securities Trust,
		Ser. 2004-HE1, Class M2,
Aa3	3,105	1.006%, 09/25/34(a)	2,571,564
		Ser. 2004-WMC1, Class M1,
B3	941	1.056%, 02/25/34(a)	688,221
		Merrill Lynch Mortgage Investors, Inc.,
		Ser. 2004-OPT1, Class A1A,
AAA(c)	1,445	0.536%, 06/25/35(a)	1,030,447
		Ser. 2004-OPT1, Class A2A,
AAA(c)	567	0.636%, 06/25/35(a)	355,587
		Ser. 2004-WMC3, Class M2,
Caa1	1,328	2.121%, 01/25/35(a)	1,029,977
		Morgan Stanley ABS Capital I,
		Ser. 2003-HE1, Class M1,
Ba2	732	1.476%, 05/25/33(a)	553,560
		Ser. 2003-NC5, Class M1,
B3	247	1.551%, 04/25/33(a)	188,234
		Ser. 2004-HE5, Class M1,
B3	645	1.221%, 06/25/34(a)	463,837
		Ser. 2004-NC1, Class M1,
Baa2	997	1.326%, 12/27/33(a)	790,630
		Ser. 2004-NC6, Class M1,
B1	1,995	1.176%, 07/25/34(a)	1,413,797
		Ser. 2004-OP1, Class M1,
Aa1	1,650	0.856%, 11/25/34(a)	1,204,663
		Ser. 2004-WMC1, Class M1,
B1	1,302	1.206%, 06/25/34(a)	953,887
		Ser. 2004-WMC2, Class M1,
B2	1,153	1.191%, 07/25/34(a)	849,885
		Ser. 2005-NC1, Class A2C,
Aaa	2,930	0.656%, 01/25/35(a)	2,446,662
		New Century Home Equity Loan Trust,
		Ser. 2003-4, Class M1,
A2	1,873	1.401%, 10/25/33(a)	1,476,438
		Ser. 2004-4, Class M1,
Ba1	1,326	1.041%, 02/25/35(a)	993,787
		Residential Asset Mortgage Products, Inc.,
		Ser. 2004-RS12, Class MII2,
Aa3	235	1.076%, 12/25/34(a)	203,665
		Residential Asset Securities Corp.,
		Ser. 2004-KS1, Class AI5,
Baa2	400	5.221%, 02/25/34	378,019
		Ser. 2005-EMX4, Class A3,
Baa3	890	0.616%, 11/25/35(a)	852,605

		Saxon Asset Securities Trust,
		Ser. 2002-2, Class M2,
C	170	2.001%, 08/25/32(a)	55,287
		Ser. 2002-3, Class M1,
Ba2	131	1.401%, 12/25/32(a)	101,296
		Ser. 2005-3, Class M1,
Aa3	1,000	0.736%, 11/25/35(a)	747,571
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2006-FR1, Class M1,
C	900	0.676%, 11/25/35(a)	99,535
		Specialty Underwriting & Residential Finance,
		Ser. 2003-BC4, Class M1,
Ba3	651	1.176%, 11/25/34(a)	495,438
		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
A3	647	1.176%, 08/25/33(a)	548,498
		Ser. 2004-7, Class A8,
AAA(c)	1,110	1.476%, 08/25/34(a)	816,009
		Ser. 2004-BNC1, Class A4,
A1	1,932	1.216%, 09/25/34(a)	1,559,604
		Structured Asset Securities Corp.,
		Ser. 2002-HF2, Class M3,
CC(c)	340	3.276%, 07/25/32(a)	272,778
		Ser. 2003-AM1, Class M1,
Baa1	1,187	1.626%, 04/25/33(a)	1,043,815

			61,087,017

		Total asset backed securities	167,150,234

BANK LOANS(a) 1.0%

Automotive 0.1%
		Chrysler LLC,
Ba2	1,741	5.320%, 05/24/17	1,703,456

Cable
		Insight Midwest Holdings LLC,
Ba3	471	1.300%, 10/06/13	465,483

Electric 0.1%
		Texas Competitive Electric Holdings Co. LLC,
B2	930	4.795%, 10/10/17	573,492

Foods 0.1%
		Del Monte Foods Co.,
Ba3	821	4.500%, 03/08/18	800,148
		OSI Restaurant Partners, Inc.,
B3	757	2.563%, 06/14/14	736,931
B3	330	2.597%, 06/14/13	321,883

			1,858,962

Gaming 0.1%
		CCM Merger, Inc.,
B3	1,440	7.000%, 03/01/17	1,432,320

Healthcare & Pharmaceutical 0.3%
		Community Health Systems, Inc.,
Ba3	122	2.520%, 07/25/14	120,763
Ba3	2,388	2.755%, 07/25/14	2,355,275
		HCA, Inc.,
Ba3	92	3.688%, 05/01/18	90,229
Ba3	222	3.829%, 03/31/17	216,368
		RPI Finance Trust,
Baa2	1,990	4.000%, 05/09/18	1,987,512

			4,770,147
Non-Captive Finance 0.1%
		International Lease Finance Corp.,
Ba2	764	6.750%, 03/17/15	766,684
Ba3	561	7.000%, 03/17/16	562,469

			1,329,153
Real Estate Investment Trust
		CB Richard Ellis Realty Trust,
Ba1	247	3.540%, 11/10/16	245,846

Retailers 0.1%
		Dollar General Corp.,
Ba1	1,680	3.143%, 07/07/14	1,682,342

Technology 0.1%
		CDW LLC,
B2	323	4.000%, 07/15/17	313,628
		First Data Corp.,
B1	34	3.027%, 09/24/14	31,819
B1	50	3.027%, 09/24/14	47,713
B1	790	4.277%, 03/26/18	692,637

			1,085,797
Telecommunications
		Fibertech Networks LLC,
B2	173	6.750%, 11/30/16	173,467

		Total bank loans	15,320,465

COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%

		American Home Mortgage Investment Trust,
		Ser. 2004-4, Class 4A,
Ba1	193	2.746%, 02/25/45(a)	146,527
		Banc of America Funding Corp.,
		Ser. 2005-D, Class A1,
AAA(c)	247	2.682%, 05/25/35(a)	235,788

		Banc of America Mortgage Securities, Inc.,
		Ser. 2004-2, Class 5A1,
A1	11	6.500%, 10/25/31	11,161
		Bear Stearns Adjustable Rate Mortgage Trust,
		Ser. 2002-11, Class 1A1,
Aaa	31	5.703%, 02/25/33(a)	30,114
		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A1,
Caa2	459	2.605%, 05/25/35(a)	338,730
		Ser. 2005-4, Class 23A2,
Caa1	153	2.605%, 05/25/35(a)	122,051
		Countrywide Alternative Loan Trust,
		Ser. 2004-18CB, Class 3A1,
Ba3	266	5.250%, 09/25/19	270,595
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Ser. 2005-HYB9, Class 3A2A,
Caa2	129	2.595%, 02/20/36(a)	87,482
		Federal Home Loan Mortgage Corp.,
		Ser. 1993-1628, Class LZ,
NR	95	6.500%, 12/15/23	106,664
		Ser. 1997-1935, Class JZ,
NR	281	7.000%, 02/15/27	316,887
		Ser. 2000-2241, Class PH,
NR	157	7.500%, 07/15/30	180,174
		Ser. 2004-T-61, Class 1A1,
NR	404	1.608%, 07/25/44(a)	415,158
		Ser. 2005-T-63, Class 1A1,
NR	40	1.408%, 02/25/45(a)	38,741
		Federal National Mortgage Association,
		Ser. 2000-32, Class FM,
NR	4	0.735%, 10/18/30(a)	4,300
		Ser. 2001-29, Class Z,
NR	177	6.500%, 07/25/31	202,397
		Government National Mortgage Association,
		Ser. 2000-26, Class DF,
NR	2	0.681%, 09/20/30(a)	2,124
		Ser. 2000-30, Class FB,
NR	2	0.740%, 10/16/30(a)	1,816
		IndyMac ARM Trust,
		Ser. 2001-H2, Class A1,
BB(c)	3	1.717%, 01/25/32(a)	2,400
		MASTR Alternative Loans Trust,
		Ser. 2004-4, Class 4A1,
Baa1	217	5.000%, 04/25/19	222,523
		MASTR Asset Securitization Trust,
		Ser. 2003-7, Class 1A2,
AAA(c)	175	5.500%, 09/25/33	181,456

		Prime Mortgage Trust,
		Ser. 2004-CL1, Class 1A2,
AAA(c)	74	0.676%, 02/25/34(a)	66,220
		Ser. 2004-CL1, Class 2A2,
AAA(c)	7	0.676%, 02/25/19(a)	6,862
		Regal Trust IV,
		Ser. 1999-1, Class A, 144A,
NR	369	2.721%, 09/29/31(a)	324,779
		Residential Funding Mortgage Securities I,
		Ser. 2003-S9, Class A1,
BB(c)	26	6.500%, 03/25/32	26,695
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A3,
Baa1	552	2.560%, 02/25/34(a)	487,541
		Structured Asset Mortgage Investments, Inc.,
		Ser. 2002-AR3, Class A1,
Baa2	74	0.941%, 09/19/32(a)	63,430
		Structured Asset Securities Corp.,
		Ser. 2002-1A, Class 4A,
BB(c)	15	2.545%, 02/25/32(a)	13,993
		Ser. 2002-14A, Class 2A1,
A-(c)	6	2.250%, 07/25/32(a)	4,937
		WaMu Mortgage Pass-Through Certificates,
		Ser. 2005-AR13, Class A1A1,
Ba2	99	0.566%, 10/25/45(a)	74,371
		Washington Mutual MSC Mortgage Pass-Through Certificates,
		Ser. 2003-AR1, Class 2A,
Aa1	2	2.132%, 02/25/33(a)	1,751
		Wells Fargo Mortgage Backed Securities Trust,
		Ser. 2006-AR2, Class 2A1,
CCC(c)	443	2.648%, 03/25/36(a)	353,136

		Total collateralized mortgage obligations	4,340,803

COMMERCIAL MORTGAGE BACKED SECURITIES 16.4%

		Banc of America Commercial Mortgage, Inc.,
		Ser. 2006-1, Class A2,
Aaa	103	5.334%, 09/10/45(a)	104,155
		Ser. 2006-5, Class A2,
Aaa	1,276	5.317%, 09/10/47	1,293,826
		Ser. 2006-6, Class A2,
Aaa	3,533	5.309%, 10/10/45	3,534,616
		Ser. 2007-1, Class A2,
Aaa	879	5.381%, 01/15/49	878,113
		Ser. 2007-1, Class A3,
Aaa	3,000	5.449%, 01/15/49	3,160,062
		Ser. 2007-4, Class A3,
AAA(c)	2,700	5.981%, 02/10/51(a)	2,862,926
		Ser. 2007-4, Class ASB,
AAA(c)	641	5.706%, 02/10/51(a)	676,942
		Banc of America Merrill Lynch Commercial Mortgage, Inc.,
		Ser. 2006-1, Class A4,
Aaa	4,900	5.372%, 09/10/45(a)	5,482,894
		Ser. 2006-3, Class A4,
A+(c)	3,000	5.889%, 07/10/44(a)	3,362,766
		Ser. 2006-6, Class A3,
Aaa	2,600	5.369%, 10/10/45	2,734,979
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2005-PWR9, Class A2,
Aaa	1,047	4.735%, 09/11/42	1,074,142
		Ser. 2005-PW10, Class A4,
AAA(c)	2,500	5.405%, 12/11/40(a)	2,797,050
		Ser. 2005-T20, Class A2,
Aaa	538	5.127%, 10/12/42(a)	537,572
		Ser. 2006-PW11, Class A4,
AAA(c)	5,000	5.619%, 03/11/39(a)	5,616,425
		Ser. 2006-PW12, Class A4,
Aaa	4,700	5.902%, 09/11/38(a)	5,351,862
		Ser. 2007-T28, Class A3,
AAA(c)	1,500	5.793%, 09/11/42	1,600,139
		Citigroup Commercial Mortgage Trust,
		Ser. 2006-C5, Class A2,
Aaa	509	5.378%, 10/15/49	512,081
		Ser. 2006-C5, Class A4,
Aaa	5,104	5.431%, 10/15/49	5,778,529
		Ser. 2007-C6, Class A3,
Aaa	2,200	5.885%, 12/10/49(a)	2,354,066
		Ser. 2008-C7, Class ASB,
Aaa	700	6.276%, 12/10/49(a)	755,565

		Citigroup/Deutsche Bank Commercial Mortgage Trust,
		Ser. 2005-CD1, Class A4,
Aaa	5,000	5.399%, 07/15/44(a)	5,566,825
		Ser. 2006-CD2, Class A2,
Aaa	134	5.408%, 01/15/46	133,758
		Ser. 2007-CD4, Class A3,
Aaa	2,300	5.293%, 12/11/49	2,469,938
		Commercial Mortgage Acceptance Corp.,
		Ser. 1998-C2, Class F, 144A,
AA-(c)	3,417	5.440%, 09/15/30(a)	3,555,343
		Commercial Mortgage Pass-Through Certificates,
		Ser. 2006-C7, Class A3,
AAA(c)	1,990	5.880%, 06/10/46(a)	2,028,037
		Ser. 2006-C7, Class A4,
AAA(c)	1,500	5.942%, 06/10/46(a)	1,692,045
		Ser. 2006-C8, Class A2B,
Aaa	1,726	5.248%, 12/10/46	1,731,624
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2005-C2, Class A4,
Aa2	4,290	4.832%, 04/15/37	4,601,651
		Ser. 2005-C5, Class A3,
AAA(c)	486	5.100%, 08/15/38(a)	495,169
		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C1, Class A4,
AAA(c)	1,915	5.594%, 02/15/39(a)	2,148,655
		Ser. 2007-C1, Class A2,
Aaa	774	5.268%, 02/15/40	773,318
		Ser. 2007-C3, Class A2,
Aaa	798	5.902%, 06/15/39(a)	802,638
		Ser. 2007-C4, Class A3,
Aaa	9,625	5.987%, 09/15/39(a)	10,142,498
		Ser. 2007-C5, Class A3,
AAA(c)	2,790	5.694%, 09/15/40(a)	2,968,284
		CWCapital Cobalt Ltd.,
		Ser. 2006-C1, Class A2,
AAA(c)	989	5.174%, 08/15/48	1,000,669
		Ser. 2007-C3, Class A3,
AAA(c)	1,783	6.010%, 05/15/46(a)	1,909,598
		DBUBS Mortgage Trust,
		Ser. 2011-LC2A, Class A1, 144A,
Aaa	3,017	3.527%, 07/10/44	3,166,650
		Ser. 2011-LC3A, Class A2,
Aaa	1,825	3.642%, 08/10/44	1,951,936

		GE Capital Commercial Mortgage Corp.,
		Ser. 2006-C1, Class A4,
AAA(c)	3,100	5.509%, 03/10/44(a)	3,453,856
		Ser. 2007-C1, Class A2,
Aaa	4,064	5.417%, 12/10/49	4,072,020
		Ser. 2007-C1, Class AAB,
Aaa	1,182	5.477%, 12/10/49	1,233,162
		GMAC Commercial Mortgage Securities, Inc.,
		Ser. 2006-C1, Class A4,
AAA(c)	770	5.238%, 11/10/45(a)	834,920
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2005-GG3, Class A2,
Aaa	110	4.305%, 08/10/42	110,290
		Ser. 2005-GG5, Class A2,
Aaa	2,680	5.117%, 04/10/37	2,695,506
		Ser. 2005-GG5, Class A5,
Aaa	1,400	5.224%, 04/10/37(a)	1,523,330
		Ser. 2007-GG9, Class A2,
Aaa	1,800	5.381%, 03/10/39	1,807,331
		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class A4,
AA-(c)	4,000	5.553%, 04/10/38(a)	4,431,008
		Ser. 2006-GG6, Class AAB,
AAA(c)	616	5.587%, 04/10/38(a)	658,397
		Ser. 2006-GG8, Class A2,
Aaa	1,905	5.479%, 11/10/39	1,913,310
		Ser. 2006-GG8, Class A4,
Aaa	3,023	5.560%, 11/10/39	3,389,735
		Ser. 2007-GG10, Class A2,
Aaa	1,706	5.778%, 08/10/45(a)	1,732,420

		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A3A1,
Aaa	70	4.824%, 09/12/37	70,211
		Ser. 2005-CB13, Class A4,
Aaa	2,080	5.456%, 01/12/43(a)	2,249,811
		Ser. 2005-LDP4, Class A4,
Aaa	8,295	4.918%, 10/15/42(a)	9,091,776
		Ser. 2005-LDP4, Class AM,
Aa2	750	4.999%, 10/15/42(a)	795,182
		Ser. 2006-CB14, Class A4,
Aaa	2,500	5.481%, 12/12/44(a)	2,774,048
		Ser. 2006-CB14, Class ASB,
Aaa	578	5.506%, 12/12/44(a)	614,363
		Ser. 2006-LDP6, Class A3B,
Aaa	180	5.559%, 04/15/43(a)	183,798
		Ser. 2007-CB18, Class A3,
Aaa	694	5.447%, 06/12/47	723,506
		Ser. 2007-LD11, Class A2,
Aaa	2,743	5.990%, 06/15/49(a)	2,771,315
		Ser. 2007-LD12, Class A2,
Aaa	510	5.827%, 02/15/51	516,338
		Ser. 2007-LD12, Class A3,
Aaa	4,957	6.184%, 02/15/51(a)	5,270,316
		LB-UBS Commercial Mortgage Trust,
		Ser. 2002-C2, Class C,
Aaa	600	5.696%, 07/15/35	603,094
		Ser. 2004-C8, Class A6,
Aaa	1,100	4.799%, 12/15/29(a)	1,173,063
		Ser. 2005-C7, Class AM,
AA(c)	870	5.263%, 11/15/40(a)	932,109
		Ser. 2006-C3, Class A2,
Aaa	680(d)	5.532%, 3/15/32	680
		Ser. 2006-C3, Class A4,
Aaa	2,085	5.661%, 03/15/39(a)	2,344,222
		Ser. 2006-C7, Class A2,
AAA(c)	505	5.300%, 11/15/38	505,599
		Ser. 2007-C1, Class A2,
AAA(c)	710	5.318%, 02/15/40	710,738
		Ser. 2007-C1, Class A3,
AAA(c)	1,000	5.398%, 02/15/40	1,041,217
		Ser. 2007-C6, Class A2,
Aaa	1,919	5.845%, 07/15/40	1,950,230

		Merrill Lynch Mortgage Trust,
		Ser. 2004-KEY2, Class A3,
Aaa	1,500	4.615%, 08/12/39	1,592,376
		Ser. 2005-CIP1, Class ASB,
Aaa	1,177	5.022%, 07/12/38(a)	1,236,620
		Ser. 2006-C1, Class A4,
AAA(c)	650	5.854%, 05/12/39(a)	735,569
		Ser. 2006-C2, Class A4,
Aaa	3,000	5.742%, 08/12/43(a)	3,395,211
		Ser. 2007-C1, Class A3,
A+(c)	2,045	6.027%, 06/12/50(a)	2,137,784
		Ser. 2007-C1, Class ASB,
A+(c)	1,390	6.027%, 06/12/50(a)	1,497,411
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	5,085	6.096%, 06/12/46(a)	5,769,695
		Ser. 2006-4, Class A2,
Aaa	906	5.112%, 12/12/49(a)	905,208
		Ser. 2007-9, Class A2,
AAA(c)	1,577	5.590%, 09/12/49	1,599,852
		Morgan Stanley Capital I,
		Ser. 2005-IQ9, Class A4,
AAA(c)	1,410	4.660%, 07/15/56	1,513,818
		Ser. 2006-HQ8, Class A4,
Aaa	6,000	5.598%, 03/12/44(a)	6,700,176
		Ser. 2006-HQ9, Class A4,
AAA(c)	1,700	5.731%, 07/12/44(a)	1,940,985
		Ser. 2006-HQ10, Class A4,
Aaa	1,800	5.328%, 11/12/41	1,998,367
		Ser. 2006-IQ12, Class A4,
AAA(c)	3,700	5.332%, 12/15/43	4,166,026
		Ser. 2006-T21, Class A4,
Aaa	708	5.162%, 10/12/52(a)	791,923
		Ser. 2007-HQ11, Class A2,
Aaa	186	5.359%, 02/12/44	185,754
		Ser. 2007-HQ11, Class A31,
Aaa	2,270	5.439%, 02/12/44	2,351,230
		Ser. 2007-HQ12, Class A2,
BBB(c)	6,189	5.783%, 04/12/49(a)	6,382,159
		Ser. 2007-IQ14, Class AAB,
Aaa	5,000	5.654%, 04/15/49(a)	5,375,515

		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C9, Class A3,
AAA(c)	126	4.608%, 12/15/35	127,739
		Ser. 2005-C20, Class AMFX,
Aa1	2,500	5.179%, 07/15/42(a)	2,658,195
		Ser. 2006-C23, Class A4,
Aaa	5,300	5.418%, 01/15/45(a)	5,866,687
		Ser. 2006-C25, Class A4,
Aaa	2,500	5.922%, 05/15/43(a)	2,828,308
		Ser. 2006-C26, Class APB,
Aaa	3,344	5.997%, 06/15/45	3,653,042
		Ser. 2006-C27, Class A3,
Aaa	6,000	5.765%, 07/15/45(a)	6,781,302
		Ser. 2006-C28, Class A2,
Aaa	155	5.500%, 10/15/48	155,012
		Ser. 2007-C31, Class A4,
Aa2	2,600	5.509%, 04/15/47	2,801,183
		Ser. 2007-C32, Class APB,
Aaa	3,448	5.929%, 06/15/49(a)	3,678,788
		Ser. 2007-C33, Class A2,
Aaa	2,050	6.051%, 02/15/51(a)	2,067,213
		Ser. 2007-C33, Class A3,
Aaa	3,200	6.096%, 02/15/51(a)	3,347,107
		Ser. 2007-C34, Class A2,
Aaa	1,381	5.569%, 05/15/46	1,397,992

		Total commercial mortgage backed securities	245,422,494

CORPORATE BONDS 39.4%

Aerospace & Defense 0.2%
		BE Aerospace, Inc.,
		Sr. Unsec’d. Notes,
Ba2	890	8.500%, 07/01/18	981,225
		L-3 Communications Corp.,
		Gtd. Notes,
Baa3	300	4.750%, 07/15/20	307,251
		Gtd. Notes, Ser. B,
Ba1	1,235	6.375%, 10/15/15	1,265,875

			2,554,351
Airlines 0.3%
		Continental Airlines 2001-1 Class B Pass Through Trust,
		Pass-thru Certs., Ser. 011B,
Ba1	170	7.373%, 12/15/15(e)	165,932
		Continental Airlines 2007-1 Class A Pass Through Trust,
		Pass-thru Certs., Ser. 071A,
Baa1	465	5.983%, 04/19/22	495,551

		Continental Airlines 2010-1 Class A Pass Through Trust,
		Pass-thru Certs., Ser. A,
Baa2	441	4.750%, 01/12/21(e)	457,882
		Continental Airlines, Inc.,
		Pass-thru Certs., Ser. 01-1,
Baa2	5	6.703%, 06/15/21(b)	5,013
		Delta Air Lines 2011-1 Class A Pass Through Trust,
		Pass-thru Certs., Ser. A,
Baa2	1,080	5.300%, 04/15/19	1,134,000
		Delta Air Lines, Inc.,
		Pass-thru Certs.,
		Ser. 071A,
Baa1	1,142	6.821%, 08/10/22	1,233,440
		Ser. 2A,
Baa2	1,354	4.950%, 05/23/19(e)	1,411,096
		UAL 2007-1 Pass Through Trust,
		Pass-thru Certs., Ser. 071A,
Baa2	351	6.636%, 07/02/22	359,424

			5,262,338
Automotive 0.4%
		BorgWarner, Inc.,
		Sr. Unsec’d. Notes,
Baa2	350	4.625%, 09/15/20	377,601
		Delphi Corp.,
		Gtd. Notes, 144A,
Ba3	1,750	5.875%, 05/15/19(e)	1,820,000
		Harley-Davidson Financial Services, Inc.,
		Gtd. Notes, 144A, MTN,
Baa1	650	2.700%, 03/15/17	651,806
		Harley-Davidson Funding Corp.,
		Gtd. Notes, 144A, MTN,
Baa1	250	5.750%, 12/15/14	272,558
		Hyundai Capital America,
		Gtd. Notes, 144A,
Baa2	2,175	4.000%, 06/08/17	2,205,150

			5,327,115
Banking 9.2%
		American Express Co.,
		Sr. Unsec’d. Notes,
A3	2,035	8.125%, 05/20/19	2,678,766
		American Express Credit Corp.,
		Sr. Unsec’d. Notes, MTN,
A2	2,000	2.750%, 09/15/15	2,059,266
A2	3,450	2.800%, 09/19/16	3,528,163

		Bank of America Corp.,
		Jr. Sub. Notes, Ser. K,
Ba3	1,500	8.000%, 12/29/49(a)(e)	1,481,835
		Sr. Unsec’d. Notes,
Baa1	1,640	3.700%, 09/01/15	1,626,514
Baa1	1,750	5.700%, 01/24/22	1,812,717
Baa1	1,265	6.000%, 09/01/17(e)	1,325,166
		Sr. Unsec’d. Notes, MTN,
Baa1	4,210	5.000%, 05/13/21(e)	4,119,843
		Sr. Unsec’d. Notes, Ser. 1,
Baa1	735	3.750%, 07/12/16	723,727
		Sr. Unsec’d. Notes, Ser. L, MTN,
Baa1	2,000	5.650%, 05/01/18	2,046,110
		Bank of America NA,
		Sub. Notes,
A3	250	5.300%, 03/15/17	248,758
		Bank of Montreal (Canada),
		Sr. Unsec’d. Notes, MTN,
Aa2	3,450	2.500%, 01/11/17(e)	3,504,482
		Bank of Nova Scotia (Canada),
		Sr. Unsec’d. Notes,
Aa1	6,475	2.550%, 01/12/17(e)	6,598,511
		Barclays Bank PLC (United Kingdom),
		Sr. Unsec’d. Notes,
Aa3	1,555	6.750%, 05/22/19	1,806,919
		Bear Stearns Cos. LLC (The),
		Sr. Unsec’d. Notes,
Aa3	600	7.250%, 02/01/18	717,457
		Capital One Bank USA NA,
		Sub. Notes,
Baa1	2,500	8.800%, 07/15/19	3,023,455
		Capital One Capital V,
		Ltd. Gtd. Notes,
Baa3	1,050	10.250%, 08/15/39	1,098,562
		Capital One Financial Corp.,
		Sr. Unsec’d. Notes,
Baa1	1,750	5.250%, 02/21/17	1,895,572
		Sub. Notes,
Baa2	150	6.150%, 09/01/16	158,979
		Citigroup, Inc.,
		Sr. Unsec’d. Notes,
A3	4,500	4.500%, 01/14/22(e)	4,479,809
A3	750	6.125%, 11/21/17(e)	825,160
A3	2,775	6.125%, 05/15/18	3,049,287
A3	1,950	8.125%, 07/15/39	2,549,208
A3	1,235	8.500%, 05/22/19(e)	1,508,955
		Sub. Notes,
Baa1	2,305	5.625%, 08/27/12	2,349,019

		Countrywide Financial Corp.,
		Gtd. Notes, MTN,
Baa1	1,715	5.800%, 06/07/12(b)(e)	1,735,191
		Depfa ACS Bank (Ireland),
		Covered Notes, 144A,
Aa3	1,395	5.125%, 03/16/37	992,240
		Discover Bank,
		Sub. Notes,
Ba1	3,280	7.000%, 04/15/20	3,593,168
		Goldman Sachs Group, Inc. (The),
		Sr. Notes,
A1	2,445	6.250%, 02/01/41	2,497,942
		Sr. Unsec’d. Notes,
A1	5,840	5.250%, 07/27/21	5,833,891
A1	1,450	5.750%, 01/24/22(e)	1,502,982
A1	190	5.950%, 01/18/18	204,347
A1	1,370	6.000%, 06/15/20	1,447,868
A1	575	6.150%, 04/01/18	620,033
A1	840	6.250%, 09/01/17	922,135
		Sub. Notes,
A2	185	6.750%, 10/01/37	183,197
		Hana Bank (South Korea),
		Sr. Unsec’d. Notes, 144A,
A1	1,605	4.500%, 10/30/15	1,662,522
		HSBC Holdings PLC (United Kingdom),
		Sr. Unsec’d. Notes,
Aa2	450	4.875%, 01/14/22	483,743
Aa2	230	5.100%, 04/05/21(e)	249,915
		Sub. Notes,
A1	3,296	6.500%, 05/02/36	3,522,343
A1	355	6.500%, 09/15/37	377,563
A1	895	6.800%, 06/01/38	1,004,483
		Huntington Bancshares, Inc.,
		Sub. Notes,
Baa2	120	7.000%, 12/15/20	137,436
		ICICI Bank Ltd. (India),
		Jr. Sub. Notes, 144A,
Ba2	900	7.250%, 08/29/49(a)	801,000
		Sr. Unsec’d. Notes, 144A, MTN,
Baa2	2,100	4.750%, 11/25/16	2,059,117
		JPMorgan Chase & Co.,
		Jr. Sub. Notes, Ser. 1,
Baa1	2,135	7.900%, 04/29/49(a)(e)	2,312,653
		Sr. Unsec’d. Notes,
Aa3	3,355	3.150%, 07/05/16	3,406,134
Aa3	2,200	4.250%, 10/15/20(f)	2,239,318
Aa3	2,240	4.350%, 08/15/21(e)	2,284,856
Aa3	2,400	4.400%, 07/22/20(e)	2,483,366
Aa3	830	5.600%, 07/15/41	878,443

		JPMorgan Chase Capital XXVII,
		Ltd. Gtd. Notes, Ser. AA,
A2	700	7.000%, 11/01/39	708,820
		KeyCorp,
		Sr. Unsec’d. Notes, MTN,
Baa1	560	5.100%, 03/24/21	608,807
		Korea Housing Finance Corp. (South Korea),
		Covered Notes, RegS,
Aa3	2,000	4.125%, 12/15/15	2,072,694
		Krung Thai Bank PCL (Thailand),
		Jr. Sub. Notes,
B2	700	7.378%, 10/29/49(a)	665,297
		Lloyds TSB Bank PLC (United Kingdom),
		Gtd. Notes.,
A1	2,250	6.375%, 01/21/21(e)	2,406,890
		Gtd. Notes., 144A, MTN,
A1	1,070	5.800%, 01/13/20	1,090,120
		Morgan Stanley,
		Sr. Unsec’d. Notes,
A2	3,475	5.500%, 07/28/21	3,436,087
A2	2,920	5.750%, 01/25/21	2,917,115
		Sr. Unsec’d. Notes, MTN,
A2	1,635	5.450%, 01/09/17	1,673,135
A2	780	5.625%, 09/23/19	776,165
		PNC Funding Corp.,
		Gtd. Notes.,
A3	1,650	2.700%, 09/19/16	1,702,762
		Royal Bank of Scotland Group PLC (The) (United Kingdom),
		Gtd. Notes.,
A2	1,425	6.125%, 01/11/21	1,531,506
		Gtd. Notes, Ser. 2,
A2	1,080	3.400%, 08/23/13	1,098,224
		Sr. Unsec’d. Notes, MTN,
A3	575	6.400%, 10/21/19	591,333
		Santander Holdings USA, Inc.,
		Sr. Unsec’d. Notes,
Baa1	270	4.625%, 04/19/16	263,668
		Shinhan Bank (South Korea),
		Sr. Unsec’d. Notes, 144A,
A1	1,100	4.125%, 10/04/16(e)	1,109,909
		State Street Corp.,
		Jr. Sub. Debs.,
A3	1,375	4.956%, 03/15/18	1,443,460
		Toronto-Dominion Bank (The) (Canada),
		Covered Notes, 144A,
Aaa	3,000	1.625%, 09/14/16(e)	3,015,171
		Turkiye Garanti Bankasi As (Turkey),
		Sr. Unsec’d. Notes, 144A,
Ba1	675	6.250%, 04/20/21	639,563

		US Bancorp,
		Jr. Sub. Notes,
A2	1,890	3.442%, 02/01/16	1,962,317
		USB Capital XIII Trust,
		Ltd. Gtd. Notes,
A2	675	6.625%, 12/15/39	690,120
		Wachovia Bank NA,
		Sub. Notes, MTN,
A1	1,200	4.875%, 02/01/15	1,283,238
		Wells Fargo & Co.,
		Sr. Unsec’d. Notes,
A2	2,150	2.625%, 12/15/16(e)	2,194,817
A2	3,325	3.676%, 06/15/16	3,542,428
		Sr. Unsec’d. Notes, MTN,
A2	1,330	4.600%, 04/01/21(e)	1,460,827

			137,536,599
Brokerage
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN,
NR	745	6.875%, 05/02/18(g)	204,875

Building Materials & Construction 0.4%
		Country Garden Holdings Co. (Cayman Islands),
		Sr. Unsec’d. Notes, 144A,
Ba3	475	11.750%, 09/10/14	475,000
		Sr. Unsec’d. Notes, RegS,
Ba3	1,795	11.750%, 09/10/14	1,795,000
		Masco Corp.,
		Sr. Unsec’d. Notes,
Ba2	965	7.125%, 08/15/13(e)	1,003,428
		Toll Brothers Finance Corp.,
		Gtd. Notes,
Ba1	1,885	5.150%, 05/15/15	1,994,506

			5,267,934
Cable 2.2%
		Cequel Communications Holdings I LLC and Cequel Capital Corp.,
		Sr. Unsec’d. Notes, 144A,
B3	1,150	8.625%, 11/15/17	1,224,750
		Comcast Corp.,
		Gtd. Notes,
Baa1	2,400	6.950%, 08/15/37(e)	3,112,303
		CSC Holdings LLC,
		Sr. Unsec’d. Notes, 144A,
Ba3	1,650	6.750%, 11/15/21	1,773,750
		Sr. Unsec’d. Notes,
Ba3	715	7.625%, 07/15/18	793,650
Ba3	2,670	8.500%, 04/15/14	2,970,375
Ba3	970	8.625%, 02/15/19	1,132,475

			DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
			Gtd. Notes,
Baa2		875	3.500%, 03/01/16	913,518
Baa2		175	3.550%, 03/15/15	182,786
Baa2		1,810	4.750%, 10/01/14	1,954,081
			Dish DBS Corp.,
			Gtd. Notes,
Ba2		3,000	6.625%, 10/01/14	3,225,000
Ba2		2,400	7.000%, 10/01/13	2,568,000
			Nara Cable Funding Ltd. (Ireland),
			Sr. Sec’d. Notes, RegS,
B1	EUR	1,800	8.875%, 12/01/18	2,172,008
			Time Warner Cable, Inc.,
			Gtd. Notes,
Baa2		805	5.500%, 09/01/41(e)	869,406
Baa2		870	6.550%, 05/01/37	999,003
Baa2		1,565	6.750%, 07/01/18	1,895,670
Baa2		255	8.250%, 02/14/14	289,191
			UPC Holding BV (Netherlands),
			Sec’d. Notes, 144A,
B2		2,000	9.875%, 04/15/18	2,175,000
			Videotron Ltee (Canada),
			Gtd. Notes,
Ba1		4,000	9.125%, 04/15/18	4,440,000

				32,690,966
Capital Goods 1.0%
			Case New Holland, Inc.,
			Gtd. Notes,
Ba2		2,815	7.750%, 09/01/13	3,047,237
			Clean Harbors, Inc.,
			Sr. Sec’d. Notes,
Ba3		1,700	7.625%, 08/15/16	1,802,000
			ERAC USA Finance LLC,
			Gtd. Notes, 144A,
			6.200%, 11/01/16
			(original cost $269,528; purchased
Baa1		270	04/24/06)(b)(h)	305,872
			7.000%, 10/15/37
			(original cost $1,723,356; purchased
Baa1		1,480	10/26/11)(b)(h)	1,769,501
			Hutchison Whampoa International (11) Ltd. (Cayman Islands),
			Gtd. Notes, 144A,
A3		3,650	4.625%, 01/13/22	3,670,447
			Illinois Tool Works, Inc.,
			Sr. Unsec’d. Notes, 144A,
A1		200	4.875%, 09/15/41	225,829
			Rockwell Automation, Inc.,
			Sr. Unsec’d. Notes,
A3		1,500	5.200%, 01/15/98	1,455,653

		Textron, Inc.,
		Sr. Unsec’d. Notes,
Baa3	800	7.250%, 10/01/19	907,660
		Xylem, Inc.,
		Sr. Unsec’d. Notes, 144A,
Baa2	1,505	4.875%, 10/01/21	1,602,869

			14,787,068
Chemicals 0.6%
		Agrium, Inc. (Canada),
		Sr. Unsec’d. Notes,
Baa2	225	6.125%, 01/15/41	284,700
		CF Industries, Inc.,
		Gtd. Notes,
Ba1	500	6.875%, 05/01/18	580,000
		Dow Chemical Co. (The),
		Sr. Unsec’d. Notes,
Baa3	2,065	5.250%, 11/15/41(e)	2,244,494
Baa3	950	5.900%, 02/15/15	1,070,536
Baa3	725	7.600%, 05/15/14	823,547
Baa3	410	9.400%, 05/15/39	637,751
		Ecolab, Inc.,
		Sr. Unsec’d. Notes,
Baa1	425	5.500%, 12/08/41	489,773
		Lyondell Chemical Co.,
		Gtd. Notes,
Ba2	1,924	11.000%, 05/01/18	2,107,037
		Sr. Sec’d. Notes,
Ba2	174	8.000%, 11/01/17(e)	194,010
		PPG Industries, Inc.,
		Sr. Unsec’d. Notes,
Baa1	175	5.500%, 11/15/40	204,330
		Union Carbide Corp.,
		Sr. Unsec’d. Notes,
Baa3	850	7.500%, 06/01/25	1,008,657

			9,644,835
Consumer 0.4%
		Mac-Gray Corp.,
		Gtd. Notes,
B3	1,000	7.625%, 08/15/15	1,025,000
		Realogy Corp.,
		Gtd. Notes,
Caa3	903(d)	12.000%, 04/15/17	804
		Sealy Mattress Co.,
		Sr. Sec’d. Notes, 144A,
Ba3	3,359	10.875%, 04/15/16	3,661,646
		VF Corp.,
		Sr. Unsec’d. Notes,
A3	575	3.500%, 09/01/21	602,830

			5,290,280

Electric 1.9%
		AES Corp. (The),
		Sr. Unsec’d. Notes,
Ba3	500	7.750%, 03/01/14(e)	542,500
Ba3	1,250	9.750%, 04/15/16(e)	1,468,750
		CenterPoint Energy Houston Electric LLC,
		Genl. Ref. Mtge., Ser. J2,
A3	750	5.700%, 03/15/13	786,291
		Commonwealth Edison Co.,
		First Mtge. Bonds,
Baa1	690	6.450%, 01/15/38	932,575
		Consumers Energy Co.,
		First Mtge. Bonds, Ser. D,
A3	250	5.375%, 04/15/13	263,880
		Dubai Electricity & Water Authority (United Arab Emirates),
		Sr. Unsec’d. Notes, 144A,
Ba1	965	8.500%, 04/22/15	1,046,543
		Duke Energy Carolinas LLC,
		First Mtge. Bonds,
A1	1,000	4.250%, 12/15/41	1,054,093
		Duke Energy Corp.,
		Sr. Unsec’d. Notes,
Baa2	1,250	6.300%, 02/01/14	1,380,001
		El Paso Electric Co.,
		Sr. Unsec’d. Notes,
Baa2	750	6.000%, 05/15/35	879,971
		Empresa Nacional de Electricidad SA (Chile),
		Sr. Unsec’d. Notes,
Baa2	185	8.350%, 08/01/13	201,009
		Enel Finance International SA (Luxembourg),
		Gtd. Notes, 144A,
A3	1,200	6.000%, 10/07/39	1,020,522
		Enersis SA (Chile),
		Sr. Unsec’d. Notes,
Baa2	1,000	7.375%, 01/15/14	1,088,822
		Entergy Corp.,
		Sr. Unsec’d. Notes,
Baa3	2,475	4.700%, 01/15/17	2,554,175
		Exelon Corp.,
		Sr. Unsec’d. Notes,
Baa1	125	4.900%, 06/15/15	136,538
		Exelon Generation Co. LLC,
		Sr. Unsec’d. Notes,
A3	750	6.200%, 10/01/17	875,724
A3	800	6.250%, 10/01/39	989,342
		Iberdrola International BV (Netherlands),
		Gtd. Notes,
A3	500	6.750%, 06/15/12	508,576
A3	15	6.750%, 09/15/33	16,332

		Mirant Mid-Atlantic Pass Through Trust A,
		Pass-thru Certs., Ser. A,
Ba1	438	8.625%, 06/30/12	443,824
		Nevada Power Co.,
		Genl. Ref. Mtge.,
Baa2	500	5.375%, 09/15/40	596,339
		North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
		Sec’d. Notes,
		10.875%, 06/01/16
		(original cost $586,434; purchased
Ba3	600	09/22/09)(b)(h)	657,000
		NRG Energy, Inc.,
		Gtd. Notes,
B1	750	7.375%, 01/15/17(e)	775,313
		Oncor Electric Delivery Co. LLC,
		Sr. Sec’d. Notes,
Baa1	545	6.800%, 09/01/18	669,202
		PacifiCorp,
		First Mtge. Bonds,
A2	790	4.100%, 02/01/42	795,406
		Puget Sound Energy, Inc.,
		Sr. Sec’d. Notes,
A3	2,550	4.434%, 11/15/41	2,691,041
		SCANA Corp.,
		Sr. Unsec’d. Notes,
Baa3	745	4.125%, 02/01/22	749,299
		Southern Power Co.,
		Sr. Unsec’d. Notes,
Baa1	725	5.150%, 09/15/41(e)	787,871
		Southwestern Electric Power Co.,
		Sr. Unsec’d. Notes,
Baa3	1,940	3.550%, 02/15/22	1,946,984
		Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)),
		Sr. Sec’d. Notes, RegS,
B2	200	11.500%, 02/12/15	220,000
		TransAlta Corp. (Canada),
		Sr. Unsec’d. Notes,
Baa2	725	6.650%, 05/15/18(e)	854,510
		Virginia Electric and Power Co.,
		Sr. Unsec’d. Notes,
A3	1,075	2.950%, 01/15/22	1,095,096

			28,027,529
Energy – Integrated 0.5%
		BP Capital Markets PLC (United Kingdom),
		Gtd. Notes,
A2	2,075	3.561%, 11/01/21	2,193,530
A2	435	4.500%, 10/01/20	487,106
A2	680	5.250%, 11/07/13	732,567

		Cenovus Energy, Inc. (Canada),
		Sr. Unsec’d. Notes,
Baa2	1,480	6.750%, 11/15/39	2,010,792
		LUKOIL International Finance BV (Netherlands),
		Gtd. Notes, 144A,
Baa2	1,375	7.250%, 11/05/19	1,510,781

			6,934,776
Energy – Other 1.1%
		Alliance Oil Co. Ltd. (Bermuda),
		Gtd. Notes, 144A,
B+(c)	720	9.875%, 03/11/15(e)	736,200
		Anadarko Petroleum Corp.,
		Sr. Unsec’d. Notes,
Ba1	1,300	6.375%, 09/15/17	1,537,645
Ba1	175	6.450%, 09/15/36	209,011
Ba1	175	6.950%, 06/15/19(e)	212,074
Ba1	1,600	7.950%, 06/15/39	2,179,606
		Dolphin Energy Ltd. (United Arab Emirates),
		Sr. Sec’d. Notes, 144A,
A1	1,538	5.888%, 06/15/19	1,645,973
		Forest Oil Corp.,
		Gtd. Notes,
B1	400	8.500%, 02/15/14	436,000
		Halliburton Co.,
		Sr. Unsec’d. Notes,
A2	1,730	4.500%, 11/15/41	1,769,735
		Kerr-McGee Corp.,
		Gtd. Notes,
Ba1	1,060	6.950%, 07/01/24	1,287,436
		Nabors Industries, Inc.,
		Gtd. Notes, 144A,
Baa2	1,670	4.625%, 09/15/21	1,705,153
		Newfield Exploration Co.,
		Sr. Sub. Notes,
Ba2	1,000	6.625%, 04/15/16	1,027,500
		Noble Energy, Inc.,
		Sr. Unsec’d. Notes,
Baa2	1,450	4.150%, 12/15/21	1,507,858
		Pioneer Natural Resources Co.,
		Sr. Unsec’d. Notes,
Ba1	700	6.875%, 05/01/18(e)	805,837
		Precision Drilling Corp. (Canada),
		Gtd. Notes,
Ba1	1,000	6.625%, 11/15/20(e)	1,050,000
		Transocean, Inc. (Cayman Islands),
		Gtd. Notes,
Baa3	200	7.350%, 12/15/41(e)	240,790
		Weatherford International Ltd. (Bermuda),
		Gtd. Notes,
Baa2	525	5.125%, 09/15/20(e)	566,714

			16,917,532

Foods 3.1%
		Anheuser-Busch InBev Worldwide, Inc.,
		Gtd. Notes,
Baa1	800	6.875%, 11/15/19(e)	1,021,122
Baa1	3,075	7.750%, 01/15/19	4,040,651
Baa1	280	8.000%, 11/15/39	433,885
Baa1	450	8.200%, 01/15/39	707,485
		Aramark Corp.,
		Gtd. Notes,
B3	1,000	5.000%, 06/01/12	1,007,500
B3	5,185	8.500%, 02/01/15	5,314,625
		Aramark Holdings Corp.,
		Sr. Unsec’d. Notes, PIK, 144A,
B3	790	8.625%, 05/01/16	811,725
		Bunge Ltd. Finance Corp.,
		Gtd. Notes,
Baa2	1,320	5.875%, 05/15/13	1,383,253
		Darling International, Inc.,
		Gtd. Notes,
Ba3	1,750	8.500%, 12/15/18	1,960,000
		Dole Food Co., Inc.,
		Sec’d. Notes,
B2	1,510	13.875%, 03/15/14	1,738,388
		Ingles Markets, Inc.,
		Sr. Unsec’d. Notes,
B1	1,250	8.875%, 05/15/17	1,368,750
		JBS USA LLC/JBS USA Finance, Inc.,
		Gtd. Notes,
B1	500	11.625%, 05/01/14(b)	574,375
		Sr. Unsec’d. Notes, 144A,
B1	2,580	7.250%, 06/01/21	2,444,550
B1	500	8.250%, 02/01/20(e)	503,750
		JM Smucker Co. (The),
		Gtd. Notes,
A3	525	3.500%, 10/15/21	545,858
		Kraft Foods, Inc.,
		Sr. Unsec’d. Notes,
Baa2	3,570	6.125%, 02/01/18	4,264,122
		MHP SA (Luxembourg),
		Gtd. Notes, 144A
B3	1,580	10.250%, 04/29/15	1,465,450
		SABMiller Holdings, Inc.,
		Gtd. Notes, 144A,
Baa1	2,000	3.750%, 01/15/22	2,081,994
		Smithfield Foods, Inc.,
		Sr. Sec’d. Notes,
Ba2	2,645	10.000%, 07/15/14	3,107,875

		Stater Bros. Holdings, Inc.,
		Gtd. Notes,
B2	3,220	7.750%, 04/15/15	3,304,525
		SUPERVALU, Inc.,
		Sr. Unsec’d. Notes,
B2	2,210	7.500%, 11/15/14(e)	2,251,438
		Tyson Foods, Inc.,
		Gtd. Notes,
Ba1	2,425	6.850%, 04/01/16	2,703,875
		Wendy’s/Arby’s Restaurants LLC,
		Gtd. Notes,
B3	3,250	10.000%, 07/15/16	3,570,937

			46,606,133
Gaming 0.8%
		Ameristar Casinos, Inc.,
		Gtd. Notes,
B3	1,030	7.500%, 04/15/21(e)	1,096,950
		Marina District Finance Co., Inc.,
		Sr. Sec’d. Notes,
B2	1,550	9.500%, 10/15/15(e)	1,476,375
		MGM Resorts International,
		Gtd. Notes,
B3	1,500	6.750%, 04/01/13(e)	1,530,000
		Sr. Sec’d. Notes,
Ba2	395	10.375%, 05/15/14	450,300
Ba2	2,400	13.000%, 11/15/13	2,805,000
		Peninsula Gaming LLC/Peninsula Gaming Corp.,
		Sec’d. Notes,
Ba3	1,250	8.375%, 08/15/15	1,328,125
		Pinnacle Entertainment, Inc.,
		Gtd. Notes,
B1	2,500	8.625%, 08/01/17(e)	2,687,500
		Yonkers Racing Corp.,
		Sec’d. Notes, 144A,
		11.375%, 07/15/16
		(original cost $1,087,500; purchased
B1	1,000	06/22/11)(b)(h)	1,067,500

			12,441,750
Healthcare & Pharmaceutical 1.5%
		Amgen, Inc.,
		Sr. Unsec’d. Notes,
Baa1	2,695	5.150%, 11/15/41	2,861,190
		Aristotle Holding, Inc.,
		Gtd. Notes, 144A,
Baa3	2,900	2.750%, 11/21/14	2,961,361
		Community Health Systems, Inc.,
		Gtd. Notes,
B3	452	8.875%, 07/15/15(e)	470,080

		Gilead Sciences, Inc.,
		Sr. Unsec’d. Notes,
Baa1	1,860	5.650%, 12/01/41	2,120,164
		HCA, Inc.,
		Gtd. Notes,
B3	2,175	8.000%, 10/01/18(e)	2,359,875
		Sr. Unsec’d. Notes,
B3	1,295	6.375%, 01/15/15	1,359,750
B3	1,500	7.190%, 11/15/15	1,522,500
		Sr. Unsec’d. Notes, MTN,
B3	190	9.000%, 12/15/14	199,500
		Life Technologies Corp.,
		Sr. Unsec’d. Notes,
Ba1	2,700	4.400%, 03/01/15	2,834,800
		McKesson Corp.,
		Sr. Unsec’d. Notes,
Baa2	1,000	6.500%, 02/15/14	1,104,051
		Mylan, Inc.,
		Gtd. Notes, 144A,
Ba3	1,410	7.625%, 07/15/17	1,549,238
		Teva Pharmaceutical Finance IV BV (Curacao),
		Gtd. Notes,
A3	3,110	3.650%, 11/10/21(e)	3,289,715

			22,632,224
Healthcare Insurance 0.9%
		Aetna, Inc.,
		Sr. Unsec’d. Notes,
Baa1	1,825	6.750%, 12/15/37	2,339,228
		CIGNA Corp.,
		Sr. Unsec’d. Notes,
Baa2	965	5.375%, 03/15/17	1,072,880
Baa2	975	5.375%, 02/15/42	1,035,813
Baa2	905	5.875%, 03/15/41	1,012,212
		Coventry Health Care, Inc.,
		Sr. Unsec’d. Notes,
Baa3	500	5.450%, 06/15/21	559,299
Baa3	2,100	6.125%, 01/15/15	2,296,913
		UnitedHealth Group, Inc.,
		Sr. Unsec’d. Notes,
A3	1,725	4.625%, 11/15/41	1,829,671
A3	185	5.700%, 10/15/40	223,627
A3	130	5.800%, 03/15/36	157,756
A3	490	5.950%, 02/15/41	621,419
A3	1,000	6.000%, 06/15/17	1,197,436
A3	475	6.625%, 11/15/37	634,266

			12,980,520

Insurance 1.9%
		Allied World Assurance Co. Holdings Ltd. (Bermuda),
		Gtd. Notes,
Baa1	240	5.500%, 11/15/20	247,497
Baa1	890	7.500%, 08/01/16	1,024,442
		Allstate Corp. (The),
		Sr. Unsec’d. Notes,
A3	175	5.200%, 01/15/42	184,330
		American International Group, Inc.,
		Sr. Unsec’d. Notes,
Baa1	625	4.250%, 05/15/13	633,563
Baa1	200	5.050%, 10/01/15	205,033
Baa1	1,535	6.400%, 12/15/20	1,669,635
Baa1	850	8.250%, 08/15/18	978,778
		Sr. Unsec’d. Notes, MTN,
Baa1	1,300	5.850%, 01/16/18	1,355,504
		Axis Capital Holdings Ltd. (Bermuda),
		Sr. Unsec’d. Notes,
Baa1	2,350	5.750%, 12/01/14	2,466,894
		Chubb Corp. (The),
		Jr. Sub. Notes,
A3	650	6.375%, 03/29/67(a)	663,000
		Endurance Specialty Holdings Ltd. (Bermuda),
		Sr. Unsec’d. Notes,
Baa1	525	7.000%, 07/15/34	530,322
		Liberty Mutual Group, Inc.,
		Gtd. Notes, 144A,
Baa2	350	5.000%, 06/01/21	347,300
		Sr. Unsec’d. Notes, 144A,
Baa2	470	6.500%, 03/15/35	469,398
		Lincoln National Corp.,
		Jr. Sub. Notes,
Ba1	940	6.050%, 04/20/67(a)	836,600
		Sr. Unsec’d. Notes,
Baa2	600	6.300%, 10/09/37	643,104
Baa2	970	7.000%, 06/15/40	1,132,464
Baa2	800	8.750%, 07/01/19	1,000,509
		Markel Corp.,
		Sr. Unsec’d. Notes,
Baa2	2,180	7.125%, 09/30/19	2,509,875
		Massachusetts Mutual Life Insurance Co.,
		Sub. Notes, 144A,
A1	1,645	5.375%, 12/01/41	1,719,193
A1	550	8.875%, 06/01/39(e)	809,764
		MetLife Capital Trust IV,
		Jr. Sub. Notes, 144A,
Baa2	759	7.875%, 12/15/37	810,233
		MetLife, Inc.,
		Sr. Unsec’d. Notes,
A3	2,750	7.717%, 02/15/19(e)	3,482,336

		Northwestern Mutual Life Insurance,
		Sub. Notes, 144A,
Aa2	190	6.063%, 03/30/40(e)	233,277
		Ohio National Financial Services, Inc.,
		Sr. Notes, 144A,
Baa1	800	6.350%, 04/01/13	833,881
Baa1	360	6.375%, 04/30/20	411,242
		Progressive Corp. (The),
		Jr. Sub. Notes,
A2	365	6.700%, 06/15/37(a)	374,125
		Teachers Insurance & Annuity Association of America,
		Sub. Notes, 144A,
Aa2	830	6.850%, 12/16/39	1,093,015
		Unum Group,
		Sr. Unsec’d. Notes,
Baa3	225	5.625%, 09/15/20	240,351
		Willis Group Holdings PLC (Ireland),
		Gtd. Notes,
Baa3	630	4.125%, 03/15/16	644,687
		WR Berkley Corp.,
		Sr. Unsec’d. Notes,
Baa2	735	5.375%, 09/15/20	759,571
		XL Group PLC (Ireland),
		Jr. Sub. Notes, Ser. E,
Ba1	260	6.500%, 12/31/49(a)	216,775
		Sr. Unsec’d. Notes,
Baa2	25	5.250%, 09/15/14	26,406

			28,553,104
Lodging 0.4%
		FelCor Lodging LP,
		Sr. Sec’d. Notes,
B2	1,739	10.000%, 10/01/14	1,923,769
		Host Hotels & Resorts LP,
		Gtd. Notes, Ser. O,
Ba1	2,205	6.375%, 03/15/15	2,238,075
		Starwood Hotels & Resorts Worldwide, Inc.,
		Sr. Unsec’d. Notes,
Ba1	380	6.250%, 02/15/13	393,775
		Wyndham Worldwide Corp.,
		Sr. Unsec’d. Notes,
Baa3	980	5.625%, 03/01/21	1,034,901
Baa3	975	5.750%, 02/01/18	1,036,779

			6,627,299
Media & Entertainment 1.9%
		British Sky Broadcasting Group PLC (United Kingdom),
		Gtd. Notes, 144A,
Baa1	90	6.100%, 02/15/18	105,232

		CBS Corp.,
		Gtd. Notes,
Baa2	1,700	8.200%, 05/15/14	1,933,245
		Gannett Co., Inc.,
		Sr. Unsec’d. Notes,
Ba2	500	6.375%, 04/01/12	502,500
		Historic TW, Inc.,
		Gtd. Notes,
Baa2	483	6.625%, 05/15/29	581,870
		Intelsat Jackson Holdings SA (Luxembourg),
		Gtd. Notes,
Caa2	1,000	11.250%, 06/15/16	1,060,000
		Lamar Media Corp.,
		Gtd. Notes,
Ba3	2,000	9.750%, 04/01/14	2,270,000
		Liberty Interactive LLC,
		Sr. Unsec’d. Notes,
B3	1,300	5.700%, 05/15/13	1,337,375
		NBCUniversal Media LLC,
		Sr. Unsec’d. Notes,
Baa2	600	4.375%, 04/01/21	651,404
		News America, Inc.,
		Gtd. Notes,
Baa1	1,075	6.150%, 03/01/37(e)	1,223,711
Baa1	1,295	6.150%, 02/15/41	1,546,583
Baa1	160	6.900%, 08/15/39	195,251
Baa1	550	7.625%, 11/30/28	654,876
		Nielsen Finance LLC/Nielsen Finance Co.,
		Gtd. Notes,
B2	2,320	11.500%, 05/01/16	2,662,200
B2	1,000	11.625%, 02/01/14	1,150,000
		R.R. Donnelley & Sons Co.,
		Sr. Unsec’d. Notes,
Ba1	2,400	4.950%, 04/01/14	2,328,000
Ba1	1,800	8.600%, 08/15/16	1,782,000
		SSI Investments II/SSI Co-Issuer LLC,
		Gtd. Notes,
Caa1	900	11.125%, 06/01/18	994,500
		Time Warner Cos., Inc.,
		Gtd. Notes,
Baa2	720	6.950%, 01/15/28	892,048
		Time Warner, Inc.,
		Gtd. Notes,
Baa2	1,545	5.375%, 10/15/41	1,710,941
Baa2	540	6.250%, 03/29/41	653,421
		Viacom, Inc.,
		Sr. Unsec’d. Notes,
Baa1	315	4.375%, 09/15/14	338,418
Baa1	2,520	6.750%, 10/05/37	3,280,899
		Vivendi SA (France),
		Sr. Unsec’d. Notes, 144A,
Baa2	750	5.750%, 04/04/13	784,834

			28,639,308

Metals 1.7%
		ArcelorMittal (Luxembourg),
		Sr. Unsec’d. Notes,
Baa3	990	6.125%, 06/01/18(e)	1,032,743
		Arch Western Finance LLC,
		Sr. Sec’d. Notes,
B1	600	6.750%, 07/01/13	604,500
		Berau Capital Resources Pte Ltd. (Singapore),
		Sr. Sec’d. Notes, RegS,
B1	1,500	12.500%, 07/08/15	1,695,000
		Bumi Capital Pte Ltd. (Singapore),
		Sr. Sec’d. Notes, RegS,
Ba3	700	12.000%, 11/10/16	759,500
		Bumi Investment Pte Ltd. (Singapore),
		Sec’d. Notes, MTN, RegS,
Ba3	1,250	10.750%, 10/06/17(e)	1,325,000
		Century Aluminum Co.,
		Sec’d. Notes,
B(c)	2,200	8.000%, 05/15/14	2,238,500
		Freeport-McMoRan Copper & Gold, Inc.,
		Sr. Unsec’d. Notes,
Baa3	795	8.375%, 04/01/17	838,725
		Indo Integrated Energy II BV (Netherlands),
		Sr. Sec’d. Notes, RegS,
B1	1,000	9.750%, 11/05/16	1,090,000
		Metals USA, Inc.,
		Sr. Sec’d. Notes,
B3	4,400	11.125%, 12/01/15	4,587,000
		Newmont Mining Corp.,
		Gtd. Notes,
Baa1	775	6.250%, 10/01/39	944,648
		Novelis, Inc. (Canada),
		Gtd. Notes,
B2	1,450	8.375%, 12/15/17(e)	1,591,375
		Peabody Energy Corp.,
		Gtd. Notes, 144A,
Ba1	3,625	6.000%, 11/15/18	3,733,750
		Rio Tinto Finance USA Ltd. (Australia),
		Gtd. Notes,
A3	1,100	8.950%, 05/01/14	1,289,563
		Teck Resources Ltd. (Canada),
		Gtd. Notes,
Baa2	980	6.250%, 07/15/41	1,152,477
		Sr. Sec’d. Notes,
Baa2	309	9.750%, 05/15/14	364,240
Baa2	101	10.250%, 05/15/16	116,049

		Vale Overseas Ltd. (Cayman Islands),
		Gtd. Notes,
Baa2	235	6.875%, 11/21/36	276,289
Baa2	505	6.875%, 11/10/39(e)	598,332
		Xstrata Finance Canada Ltd. (Canada),
		Gtd. Notes, 144A,
Baa2	1,375	2.850%, 11/10/14	1,401,872

			25,639,563
Non-Captive Finance 2.1%
		Bosphorus Financial Services Ltd. (Cayman Islands),
		Sr. Sec’d. Notes, MTN, RegS,
Baa2	62	2.257%, 02/15/12(a)	62,168
		CIT Group, Inc.,
		Sec’d. Notes, 144A,
B2	1,750	7.000%, 05/04/15(e)	1,758,750
B2	645	7.000%, 05/02/17(e)	646,613
		GATX Corp.,
		Sr. Unsec’d. Notes,
Baa1	3,500	4.750%, 10/01/12	3,567,543
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes, MTN,
Aa2	2,562	4.650%, 10/17/21(e)(f)	2,706,551
		Sr. Unsec’d. Notes, Ser. G, MTN,
Aa2	2,300	6.000%, 08/07/19(i)	2,663,078
Aa2	2,800	6.875%, 01/10/39(e)(i)	3,475,511
		Sub. Notes,
Aa3	545	5.300%, 02/11/21(e)	592,874
		HSBC Finance Capital Trust IX,
		Ltd. Gtd. Notes,
Baa1	900	5.911%, 11/30/35(a)	778,500
		HSBC Finance Corp.,
		Sr. Sub. Notes,
Baa1	145	6.676%, 01/15/21	150,648
		International Lease Finance Corp.,
		Sr. Sec’d. Notes, 144A,
Ba3	1,275	6.500%, 09/01/14(e)	1,343,531
		Sr. Unsec’d. Notes,
B1	575	5.750%, 05/15/16(e)	566,883
B1	700	6.250%, 05/15/19	685,945
B1	1,000	8.625%, 09/15/15(e)	1,078,750
		Sr. Unsec’d. Notes, MTN,
B1	1,000	6.375%, 03/25/13	1,013,750
		Nelnet, Inc.,
		Jr. Sub. Notes,
Ba2	1,750	3.951%, 09/29/36(a)	1,400,269
		Preferred Term Securities X Ltd./Preferred
		Term Securities X, Inc. (Cayman Islands),
		Sr. Sec’d. Notes, 144A,
Baa1	664	1.290%, 07/03/33(a)(b)	391,946

			SLM Corp.,
			Sr. Notes, MTN,
Ba1		630	6.250%, 01/25/16	643,062
			Sr. Unsec’d. Notes, MTN,
Ba1		1,450	5.050%, 11/14/14	1,460,189
Ba1		1,000	8.000%, 03/25/20	1,065,000
Ba1		1,100	8.450%, 06/15/18	1,190,750
			Sr. Unsec’d. Notes, Ser. A, MTN,
Ba1		1,800	5.000%, 04/15/15(e)	1,819,838
Ba1		345	5.375%, 01/15/13	353,181
			Unsec’d. Notes, MTN,
Ba1		650	6.000%, 01/25/17	653,917
			Springleaf Finance Corp.,
			Sr. Unsec’d. Notes, MTN,
B3		1,000	6.900%, 12/15/17	775,000

				30,844,247
Packaging 0.3%
			Greif Luxembourg Finance SCA (Luxembourg),
			Gtd. Notes, 144A, MTN,
Ba2	EUR	730	7.375%, 07/15/21	947,711
			Greif, Inc.,
			Sr. Unsec’d. Notes,
Ba2		1,225	7.750%, 08/01/19(e)	1,353,625
			Sealed Air Corp.,
			Sr. Unsec’d. Notes, 144A,
B1		2,300	5.625%, 07/15/13	2,386,696

				4,688,032
Paper 0.7%
			International Paper Co.,
			Sr. Unsec’d. Notes,
Baa3		740	6.000%, 11/15/41	843,105
Baa3		1,075	7.300%, 11/15/39	1,346,962
Baa3		800	7.950%, 06/15/18	998,393
			MeadWestvaco Corp.,
			Sr. Unsec’d. Notes,
Ba1		1,650	7.375%, 09/01/19(e)	1,939,618
			Rock-Tenn Co.,
			Gtd. Notes,
Ba2		2,980	9.250%, 03/15/16	3,125,275
			Verso Paper Holdings LLC/Verso Paper, Inc.,
			Sr. Sec’d. Notes,
Ba2		2,038	11.500%, 07/01/14	2,099,140

				10,352,493
Pipelines & Other 0.6%
			CenterPoint Energy Resources Corp.,
			Sr. Unsec’d. Notes,
Baa2		1,130	5.850%, 01/15/41	1,332,404
			Energy Transfer Partners LP,
			Sr. Unsec’d. Notes,
Baa3		510	4.650%, 06/01/21	520,658
Baa3		800	5.200%, 02/01/22(e)	844,821

		ENN Energy Holdings Ltd. (Cayman Islands),
		Sr. Unsec’d. Notes, 144A,
Baa3	2,375	6.000%, 05/13/21(e)	2,237,138
		Kinder Morgan Energy Partners LP,
		Sr. Unsec’d. Notes,
Baa2	520	7.300%, 08/15/33	611,634
		Mega Advance Investments Ltd. (Virgin Islands (BR)),
		Gtd. Notes, 144A,
Baa1	650	5.000%, 05/12/21	671,688
		NiSource Finance Corp.,
		Gtd. Notes,
Baa3	355	5.450%, 09/15/20	398,960
		Plains All American Pipeline LP/PAA Finance Corp.,
		Gtd. Notes,
Baa3	400	4.250%, 09/01/12	407,124
		Sempra Energy,
		Sr. Unsec’d. Notes,
Baa1	750	6.500%, 06/01/16	887,141
		Williams Partners LP,
		Sr. Unsec’d. Notes,
Baa3	1,475	4.000%, 11/15/21	1,504,417

			9,415,985
Railroads 0.1%
		Norfolk Southern Corp.,
		Sr. Unsec’d. Notes,
Baa1	2,050	3.250%, 12/01/21(e)	2,117,580

Real Estate Investment Trusts 0.6%
		Hospitality Properties Trust,
		Sr. Unsec’d. Notes,
Baa2	1,100	7.875%, 08/15/14	1,200,898
		Mack-Cali Realty LP,
		Sr. Unsec’d. Notes,
Baa2	700	4.600%, 06/15/13	716,577
		Post Apartment Homes LP,
		Sr. Unsec’d. Notes,
Baa3	665	5.450%, 06/01/12	672,132
		Realty Income Corp.,
		Sr. Unsec’d. Notes,
Baa1	1,830	5.500%, 11/15/15	1,999,378
		Simon Property Group LP,
		Sr. Unsec’d. Notes,
A3	575	2.800%, 01/30/17	596,411
A3	260	4.200%, 02/01/15	278,914
A3	340	6.750%, 05/15/14	374,500
A3	600	10.350%, 04/01/19	845,974
		WEA Finance LLC/WT Finance Aust Pty Ltd.,
		Gtd. Notes, 144A,
A2	1,450	5.750%, 09/02/15	1,596,395

			8,281,179

Retailers 0.8%
		CVS Caremark Corp.,
		Sr. Unsec’d. Notes,
Baa2	460	5.750%, 05/15/41	552,176
Baa2	1,395	6.125%, 09/15/39	1,728,210
		Macy’s Retail Holdings, Inc.,
		Gtd. Notes,
Baa3	475	3.875%, 01/15/22	486,639
Baa3	400	5.350%, 03/15/12	401,571
Baa3	2,768	5.875%, 01/15/13(e)	2,875,908
		Nordstrom, Inc.,
		Sr. Unsec’d. Notes,
Baa1	250	4.000%, 10/15/21	270,351
		Susser Holdings LLC/Susser Finance Corp.,
		Gtd. Notes,
B2	2,950	8.500%, 05/15/16	3,200,750
		Target Corp.,
		Sr. Unsec’d. Notes,
A2	1,600	7.000%, 01/15/38	2,261,941
		Wal-Mart Stores, Inc.,
		Sr. Unsec’d. Notes,
Aa2	525	5.625%, 04/15/41(e)	661,590

			12,439,136
Technology 0.9%
		Advanced Micro Devices, Inc.,
		Sr. Unsec’d. Notes,
Ba3	540	8.125%, 12/15/17	583,200
		Amphenol Corp.,
		Sr. Unsec’d. Notes,
Baa2	950	4.750%, 11/15/14	1,026,559
		Arrow Electronics, Inc.,
		Sr. Unsec’d. Notes,
Baa3	275	3.375%, 11/01/15	277,180
		CommScope, Inc.,
		Gtd. Notes, 144A,
B3	1,600	8.250%, 01/15/19(e)	1,664,000
		Fiserv, Inc.,
		Gtd. Notes,
Baa2	150	3.125%, 10/01/15	154,329
Baa2	165	3.125%, 06/15/16	169,507
		Hewlett-Packard Co.,
		Sr. Unsec’d. Notes,
A3	1,930	3.300%, 12/09/16	2,017,062
		NXP BV/NXP Funding LLC (Netherlands),
		Sr. Sec’d. Notes, 144A,
BB(c)	825	10.000%, 07/15/13	903,375

		Seagate HDD Cayman (Cayman Islands),
		Gtd. Notes,
Ba1	1,050	6.875%, 05/01/20	1,123,500
		Seagate Technology International (Cayman Islands),
		Sec’d. Notes, 144A,
Baa3	968	10.000%, 05/01/14	1,105,940
		SunGard Data Systems, Inc.,
		Gtd. Notes,
Caa1	1,150	7.625%, 11/15/20(e)	1,221,875
Caa1	930	10.250%, 08/15/15	962,550
		Tyco Electronics Group SA (Luxembourg),
		Gtd. Notes,
Baa2	925	3.500%, 02/03/22	922,910
		Xerox Corp.,
		Sr. Unsec’d. Notes,
Baa2	1,050	4.250%, 02/15/15	1,108,609
Baa2	540	8.250%, 05/15/14	607,846

			13,848,442
Telecommunications 2.1%
		America Movil SAB de CV (Mexico),
		Gtd. Notes,
A2	285	6.125%, 03/30/40	347,006
		AT&T, Inc.,
		Sr. Unsec’d. Notes,
A2	1,640	5.350%, 09/01/40	1,831,621
A2	1,250	5.550%, 08/15/41(e)	1,447,452
A2	2,190	6.550%, 02/15/39	2,762,983
		British Telecommunications PLC (United Kingdom),
		Sr. Unsec’d. Notes,
Baa2	150	9.625%, 12/15/30	222,991
		CC Holdings GS V LLC/Crown Castle GS III Corp.,
		Sr. Sec’d. Notes, 144A,
Baa3	1,100	7.750%, 05/01/17	1,194,876
		Cellco Partnership/Verizon Wireless Capital LLC,
		Sr. Unsec’d. Notes,
A2	615	8.500%, 11/15/18	857,360
		CenturyLink, Inc.,
		Sr. Unsec’d. Notes, Ser. P,
Baa3	1,710	7.600%, 09/15/39	1,737,632
		Digicel Ltd. (Bermuda),
		Sr. Unsec’d. Notes, 144A,
B1	1,217	12.000%, 04/01/14	1,372,168
		Eileme 2 AB (Sweden),
		Gtd. Notes, 144A,
B3	1,550	11.625%, 01/31/20(e)	1,577,125

			Embarq Corp.,
			Sr. Unsec’d. Notes,
			7.082%, 06/01/16
			(original cost $3,266,830; purchased
Baa3		2,890	05/04/11 - 05/11/11)(b)(h)	3,227,021
			MetroPCS Wireless, Inc.,
			Gtd. Notes,
B2		1,250	7.875%, 09/01/18(e)	1,318,750
			Nextel Communications, Inc.,
			Gtd. Notes, Ser. E,
B1		1,500	6.875%, 10/31/13(e)	1,500,000
			Qwest Corp.,
			Sr. Unsec’d. Notes,
Baa3		1,250	3.796%, 06/15/13(a)(e)	1,262,432
Baa3		468	7.625%, 06/15/15(e)	532,802
Baa3		700	8.375%, 05/01/16	815,097
			Telecom Italia Capital SA (Luxembourg),
			Gtd. Notes,
Baa2		1,600	4.950%, 09/30/14(e)	1,568,000
			Telefonica Emisiones SAU (Spain),
			Gtd. Notes,
Baa1		515	5.134%, 04/27/20	502,475
			Verizon Communications, Inc.,
			Sr. Unsec’d. Notes,
A3		525	4.750%, 11/01/41	559,822
A3		600	6.400%, 02/15/38	758,622
A3		2,210	7.350%, 04/01/39(e)	3,098,712
			Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
			Unsec’d. Notes, 144A,
Ba3		1,450	7.748%, 02/02/21	1,399,250
			Wind Acquisition Finance SA (Luxembourg),
			Gtd. Notes, 144A,
B3	EUR	1,000	11.750%, 07/15/17	1,193,721
			Gtd. Notes, RegS,
B3	EUR	750	11.750%, 07/15/17	905,052

				31,992,970
Tobacco 0.8%
			Altria Group, Inc.,
			Gtd. Notes,
Baa1		3,375	9.950%, 11/10/38	5,221,702
			Lorillard Tobacco Co.,
			Gtd. Notes,
Baa2		340	3.500%, 08/04/16	348,394
Baa2		305	8.125%, 06/23/19	371,596
			Philip Morris International, Inc.,
			Sr. Unsec’d. Notes,
A2		3,210	4.375%, 11/15/41	3,321,464

		Reynolds American, Inc.,
		Gtd. Notes,
Baa3	2,375	6.750%, 06/15/17	2,767,110

			12,030,266

		Total corporate bonds	590,576,429

FOREIGN AGENCIES 2.2%

		China Development Bank Corp. (China),
		Sr. Unsec’d. Notes,
Aa3	100	5.000%, 10/15/15	108,709
		Corp. Andina de Fomento (Supranational),
		Sr. Unsec’d. Notes,
A1	1,190	3.750%, 01/15/16(e)	1,210,503
		Export-Import Bank of Korea (South Korea),
		Sr. Unsec’d. Notes,
A1	1,800	4.125%, 09/09/15	1,858,066
A1	220	5.875%, 01/14/15	236,621
		GAZ Capital SA (Luxembourg),
		Sr. Unsec’d. Notes, 144A,
Baa1	1,600	4.950%, 05/23/16	1,638,000
Baa1	2,932	9.250%, 04/23/19	3,600,496
		Sr. Unsec’d. Notes, RegS,
Baa1	400	9.250%, 04/23/19	491,200
		Gazprom International SA (Luxembourg),
		Sr. Unsec’d. Notes, 144A,
BBB+(c)	1,145	7.201%, 02/01/20	1,243,067
		IPIC GMTN Ltd. (Cayman Islands),
		Gtd. Notes, 144A, MTN,
Aa3	2,575	5.500%, 03/01/22	2,607,187
		KazMunayGas National Co. (Kazakhstan),
		Sr. Unsec’d. Notes, 144A, MTN,
Baa3	1,500	8.375%, 07/02/13	1,601,550
		Korea Development Bank (South Korea), Sr.
		Unsec’d. Notes,
A1	925	3.875%, 05/04/17	936,550
		Korea Expressway Corp. (South Korea),
		Sr. Unsec’d. Notes, Ser. G, 144A, MTN,
A1	620	4.500%, 03/23/15	645,392
		Korea Finance Corp. (South Korea),
		Sr. Unsec’d. Notes,
A1	1,550	4.625%, 11/16/21	1,540,382
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
		Sr. Unsec’d. Notes, 144A,
A1	2,125	4.750%, 07/13/21(e)	2,181,257
A1	1,320	6.250%, 06/17/14	1,423,166
		Sr. Unsec’d. Notes, MTN, RegS,
A1	3,400	6.250%, 06/17/14	3,665,730

		NAK Naftogaz Ukraine (Ukraine),
		Gtd. Notes,
NR	1,710	9.500%, 09/30/14	1,648,013
		National Agricultural Cooperative Federation (South Korea),
		Sr. Unsec’d. Notes, 144A, MTN,
A1	850	3.500%, 02/08/17	834,230
		Petroleos de Venezuela SA (Venezuela),
		Sr. Unsec’d. Notes, Ser. 2014,
NR	895	4.900%, 10/28/14	751,800
		Petroleos Mexicanos (Mexico),
		Gtd. Notes, 144A,
Baa1	1,925	4.875%, 01/24/22(e)	1,986,544
		RAS Laffan Liquefied Natural Gas Co. Ltd. II (Qatar),
		Sr. Sec’d. Notes, 144A,
Aa3	220	5.298%, 09/30/20	236,272
		VTB Bank OJSC Via VTB Capital SA (Luxembourg),
		Sr. Unsec’d. Notes, 144A,
Baa1	2,075	6.875%, 05/29/18(b)	2,155,406

		Total foreign agencies	32,600,141

MORTGAGE BACKED SECURITIES 7.0%

		Federal Home Loan Mortgage Corp.,
	4	2.615%, 07/01/30(a)	3,862
	1,000	4.000%, TBA 30 YR	1,054,375
	1,723	4.500%, 10/01/39	1,834,995
	6,500	4.500%, TBA 30 YR	6,914,375
	805	5.000%, 07/01/40	872,354
	1,000	5.000%, TBA 30 YR	1,073,906
	1,202	5.500%, 10/01/33 - 07/01/34	1,334,298
	1,116	6.000%, 10/01/32 - 12/01/36	1,241,828
	341	6.500%, 07/01/32 - 11/01/33	388,597
	170	7.000%, 09/01/32	195,236
	28	8.500%, 08/01/24 - 11/01/24	33,085

		Federal National Mortgage Association,
	96	1.596%, 09/01/40(a)	97,841
	20	2.387%, 09/01/31(a)	21,225
	500	3.000%, TBA 15 YR	521,172
	3,000	3.000%, TBA 15 YR	3,118,125
	49	3.342%, 05/01/36(a)	50,532
	52	4.500%, 08/01/33	55,939
	25,000	4.500%, TBA 30 YR	26,656,251
	22	4.522%, 01/01/28(a)	23,292
	6,875	5.000%, 10/01/17 - 03/01/34	7,436,987
	13,679	5.500%, 03/01/16 - 03/01/35	14,934,455
	3,956	6.000%, 12/01/16 - 06/01/37	4,387,259
	5,500	6.000%, TBA 30 YR	6,045,059
	1,770	6.500%, 12/01/17 - 11/01/33	2,000,308
	112	7.000%, 03/01/32 - 06/01/32	131,444
		Government National Mortgage Association,
	11	2.125%, 11/20/29(a)	11,354
	63	2.375%, 05/20/30(a)	65,386
	500	4.000%, TBA 30 YR	537,812
	12,000	4.500%, TBA 30 YR	13,072,500
	2,000	5.000%, TBA 30 YR	2,211,875
	6,000	5.000%, TBA 30 YR	6,619,688
	25	5.500%, 08/15/33	27,466
	1,000	5.500%, TBA 30 YR	1,114,883
	229	6.000%, 01/15/33 - 12/15/33	259,227
	874	6.500%, 09/15/32 - 07/15/38	1,017,637
	972(d)	8.000%, 08/20/31	1,130
	1	8.500%, 06/15/30	1,268

		Total mortgage backed securities	105,367,026

MUNICIPAL BONDS 0.8%

California 0.3%
		Bay Area Toll Authority, Build America Bonds,
		Taxable, Revenue Bonds,
A1	525	6.907%, 10/01/50	716,226
		State of California, Build America Bonds, GO,
A1	835	7.300%, 10/01/39	1,092,130
A1	275	7.625%, 03/01/40	371,877
		State of California, Build America Bonds,
		Taxable, Var. Purp., GO,
A1	1,600	7.550%, 04/01/39	2,146,528
		University of California, Build America Bonds,
		Revenue Bonds,
Aa1	500	5.770%, 05/15/43	603,130

			4,929,891
Colorado
		Regional Transportation Dist. Colo. Sales Tax Rev., Build America Bonds, Ser. B,
Aa2	475	5.844%, 11/01/50	611,634

Illinois 0.1%
		Chicago O’Hare International Airport, Build America Bonds, Revenue Bonds,
A1	545	6.395%, 01/01/40	693,828

New Jersey 0.1%
		New Jersey State Turnpike Authority, Build America Bonds, Taxable, Issuer Subsidy, Revenue Bonds,
		Ser. A,
A3	725	7.102%, 01/01/41	1,039,084
		Ser. F,
A3	750	7.414%, 01/01/40	1,101,713

			2,140,797
Ohio 0.2%
		Ohio State University (The), Build America Bonds, Taxable,
		Ser. A,
Aa1	1,350	4.800%, 06/01/2111	1,435,698
		Ser. C,
Aa1	295	4.910%, 06/01/40	335,563
		Ohio State Water Development Authority, Build America Bonds, Taxable, Revenue Bonds,
Aaa	375	4.879%, 12/01/34	419,512

			2,190,773
Oregon
		Oregon State Department of Transportation, Build America Bonds, Taxable, Subordinated Lien, Revenue Bonds, Ser. A,
Aa2	235	5.834%, 11/15/34	285,471

Pennsylvania 0.1%
		Pennsylvania State Turnpike Commission, Build America Bonds, Ser. B,
Aa3	715	5.511%, 12/01/45	814,035

Tennessee
		Metropolitan Government of Nashville & Davidson County Convention Center Authority, Build America Bonds, Taxable, Subordinated, Revenue Bonds, Ser. B,
Aa2	550	6.731%, 07/01/43	667,397

Texas
		Texas State Transportation Commission, Build America Bonds, Taxable, First Tier, Revenue Bonds, Ser. B,
Aaa	200	5.028%, 04/01/26	241,882

		Total municipal bonds	12,575,708

SOVEREIGNS 2.3%

			Argentina Bonos (Argentina),
			Sr. Unsec’d. Notes,
NR		800	7.000%, 10/03/15	765,667
			Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes,
NR	EUR	2,054	7.820%, 12/31/33	1,807,240
			Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes,
			Ser. E, MTN,
NR		1,855	2.750%, 03/05/15	1,833,413
			Ser. E, 144A, MTN,
NR		1,000	2.875%, 09/15/14	1,001,231
			Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes,
Baa2		6,925	4.875%, 01/22/21	7,790,625
			Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS,
Baa3		1,500	4.875%, 05/05/21	1,612,500
Baa3		1,500	6.750%, 03/10/14	1,625,625
Baa3		1,400	7.250%, 04/20/15	1,596,000
Baa3		1,000	10.375%, 05/04/14	1,167,500
			Ireland Government Bond (Ireland), Bonds,
Ba1	EUR	1,100	4.500%, 04/18/20	1,208,633
			Jamaica Government International Bond (Jamaica),
			Sr. Unsub. Notes,
B3	EUR	255	11.000%, 07/27/12	336,887
			Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN,
Baa1		2,870	3.625%, 03/15/22(e)	2,894,395
			Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands),
			Sr. Sec’d. Notes, 144A,
Baa3		343	3.410%, 05/31/18(j)	281,060
			Poland Government International Bond (Poland),
			Sr. Unsec’d. Notes, Ser. 3BR,
A2	JPY	500,000	1.000%, 06/20/12	6,530,130
			Qatar Government International Bond (Qatar),
			Sr. Unsec’d. Notes, 144A,
Aa2		650	5.250%, 01/20/20	710,970
Aa2		885	6.400%, 01/20/40	1,026,600
			Republic of Ghana (Ghana),
			Sr. Unsec’d. Notes, 144A,
B(c)		1,025	8.500%, 10/04/17	1,132,625
			Venezuela Government International Bond (Venezuela),
			Sr. Unsec’d. Notes,
B2		1,195	9.250%, 09/15/27(e)	923,137

			Total sovereigns	34,244,238

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.4%

	Federal Home Loan Mortgage Corp.,
3,130	1.000%, 03/08/17	3,117,267
	Federal National Mortgage Association,
2,610	1.250%, 01/30/17	2,641,759

	Total U.S. government agency obligations	5,759,026

U.S. GOVERNMENT TREASURY SECURITIES 14.5%

	U.S. Treasury Bonds,
4,885	3.125%, 11/15/41(e)	5,063,605
1,830	3.750%, 08/15/41	2,133,379
2,950	4.375%, 05/15/41	3,812,415
3,310	4.750%, 02/15/41	4,529,010
27,000	7.250%, 08/15/22	41,077,962
	U.S. Treasury Notes,
11,465	0.750%, 12/15/13	11,577,861
24,005	1.375%, 09/30/18	24,336,941
4,175	2.000%, 11/15/21	4,248,063
31,000	2.375%, 05/31/18	33,480,000
700	2.625%, 04/30/18	767,157
3,080	3.000%, 09/30/16	3,414,229
5,000	3.125%, 04/30/17	5,602,735
11,525	3.250%, 03/31/17	12,980,031
2,670	4.250%, 11/15/17	3,173,130
6,535	4.500%, 11/15/15	7,532,097
11,000	4.500%, 05/15/17	13,114,068
	U.S. Treasury Strip Coupons,
11,000	2.300%, 08/15/23(k)	8,443,908
20,000	3.520%, 05/15/28(k)	12,648,080
35,000	4.090%, 08/15/32(k)	18,885,510

	Total U.S. government treasury securities	216,820,181

Shares	Description

PREFERRED STOCK

Banking
22,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	592,680

	Total long-term investments (cost $1,389,280,642)	1,430,769,425

SHORT-TERM INVESTMENTS 16.9%

AFFILIATED MUTUAL FUNDS 16.9%
2,832,871	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $28,094,679)(l)	25,212,552
228,826,319	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $228,826,319; includes $109,048,011 of cash collateral received for securities on loan)(l)(m)	228,826,319

	Total Affiliated Mutual Funds (cost $256,920,998)	254,038,871

Contracts

OPTIONS PURCHASED*(n)
Call Options
	Eurodollar 2 Year Midcurve,
120	expiring 06/15/12, Strike Price $99.375 (cost $10,774)	13,500

	Total short-term investments (cost $256,931,772)	254,052,371

	Total Investments 112.3% (cost $1,646,212,414)(o)	1,684,821,796
	Liabilities in excess of other assets(p) (12.3%)	(185,047,175)

	Net Assets 100.0%	$1,499,774,621

The following abbreviations are used in the portfolio descriptions:

144A–Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS–Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS–Asset Backed Security

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BBR–New Zealand Bank Bill Rate

BRL–Brazilian Real

BTP–Buoni del Tesoro Poliennali - Long Term Treasury Bonds

CAD–Canadian Dollar

CDO–Collateralized Debt Obligation

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

CNY–Chinese Yuan Renminbi

COP–Colombian Peso

CZK–Czech Koruna

EUR–Euro

GBP–British Pound

GO–General Obligation

HUF–Hungarian Forint

IDR–Indonesian Rupiah

INR–Indian Rupee

JPY–Japanese Yen

KRW–South Korean Won

LIBOR–London Interbank Offered Rate

MEXIBOR–Mexico Interbank Offered Rate

MTN–Medium Term Note

MXN–Mexican Peso

MYR–Malaysian Ringgit

NOK–Norwegian Krone

NR–Not Rated

NZD–New Zealand Dollar

PIK–Payment-in-Kind

PLN–Polish Zloty

RUB–Russian Rouble

SEK–Swedish Krona

SGD–Singapore Dollar

TBA–To Be Announced

THB–Thai Baht

TRY–Turkish Lira

TWD–Taiwan Dollar

ZAR–South African Rand

†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard and Poor’s Rating.
(d)	Amount is actual; not rounded to thousands.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,809,212; cash collateral of $109,048,011 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Indicates a restricted security, the aggregate original cost of such securities is $6,933,648. The aggregate value of $7,026,894 is approximately 0.5% of net assets.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at January 31, 2012.
(k)	The rate shown is the effective yield at January 31, 2012.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
(o)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 1,646,105,533	$53,411,378	$(14,695,115)	$38,716,263

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales and straddles as of the most recent fiscal year end.

(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
574	2 Year U.S. Treasury Notes	Mar. 2012	$126,631,331	$126,710,500	$79,169
1,322	5 Year U.S. Treasury Notes	Mar. 2012	162,520,193	163,989,969	1,469,776
36	Euro-BTP Italian Government Bond	Mar. 2012	4,415,943	4,681,177	265,234
271	U.S. Long Bond	Mar. 2012	38,737,221	39,413,563	676,342

					2,490,521

	Short Positions:
528	10 Year U.S. Treasury Notes	Mar. 2012	69,512,031	69,828,000	(315,969)
33	U.S. Ultra Bond	Mar. 2012	5,242,053	5,278,969	(36,916)

					(352,885)

					$2,137,636

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Australian Dollar
Expiring 03/21/12	Morgan Stanley & Co., Inc.	AUD	3,028,553	$3,121,750	$3,197,630	$75,880
Expiring 03/21/12	Morgan Stanley & Co., Inc.	AUD	2,887,750	2,981,914	3,048,966	67,052
Expiring 03/21/12	Morgan Stanley & Co., Inc.	AUD	2,748,752	2,837,100	2,902,209	65,109
Expiring 03/21/12	Morgan Stanley & Co., Inc.	AUD	2,077,324	2,173,400	2,193,296	19,896
Brazilian Real
Expiring 04/05/12	Citibank NA	BRL	7,620,087	4,067,300	4,296,110	228,810
Expiring 04/05/12	UBS AG	BRL	9,760,533	5,338,000	5,502,868	164,868
British Pound
Expiring 03/20/12	Citibank NA	GBP	1,386,918	2,157,686	2,184,646	26,960
Canadian Dollar
Expiring 03/20/12	JPMorgan Chase Securities	CAD	7,726,321	7,534,317	7,696,874	162,557
Expiring 03/20/12	JPMorgan Chase Securities	CAD	2,470,851	2,451,200	2,461,434	10,234
Chilean Peso
Expiring 02/22/12	Citibank NA	CLP	1,411,948,615	2,779,700	2,864,975	85,275
Expiring 02/22/12	Citibank NA	CLP	1,072,681,570	2,173,400	2,176,571	3,171
Expiring 02/22/12	Citibank NA	CLP	704,079,770	1,441,900	1,428,643	(13,257)
Expiring 02/22/12	Citibank NA	CLP	703,984,350	1,389,900	1,428,450	38,550
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	31,680,581	5,007,600	5,022,789	15,189
Expiring 08/02/12	UBS AG	CNY	58,274,640	9,180,000	9,239,136	59,136
Expiring 08/02/12	UBS AG	CNY	55,475,250	8,702,000	8,795,308	93,308
Expiring 08/02/12	UBS AG	CNY	15,833,377	2,501,600	2,510,298	8,698
Expiring 10/29/12	Morgan Stanley & Co., Inc.	CNY	19,963,469	3,150,800	3,165,446	14,646
Expiring 10/29/12	Morgan Stanley & Co., Inc.	CNY	11,282,353	1,784,900	1,788,952	4,052
Colombian Peso
Expiring 03/06/12	Citibank NA	COP	7,271,508,000	3,748,200	4,008,077	259,877
Expiring 03/06/12	Citibank NA	COP	6,303,796,990	3,261,400	3,474,672	213,272
Expiring 03/06/12	Citibank NA	COP	2,583,574,950	1,382,700	1,424,074	41,374
Czech Koruna
Expiring 03/22/12	JPMorgan Chase Securities	CZK	56,673,078	2,851,500	2,927,170	75,670
Expiring 03/22/12	JPMorgan Chase Securities	CZK	42,040,479	2,149,100	2,171,395	22,295
Euro
Expiring 03/23/12	Citibank NA	EUR	1,500,488	1,969,102	1,962,977	(6,125)
Expiring 03/23/12	Morgan Stanley & Co., Inc.	EUR	2,233,242	2,946,100	2,921,585	(24,515)

Hungarian Forint
Expiring 03/22/12	Citibank NA	HUF	497,158,490	2,209,500	2,196,849	(12,651)
Expiring 03/22/12	Citibank NA	HUF	491,967,095	2,188,900	2,173,909	(14,991)
Expiring 03/22/12	JPMorgan Chase Securities	HUF	662,101,470	2,897,900	2,925,701	27,801
Indian Rupee
Expiring 03/05/12	UBS AG	INR	193,296,800	3,728,000	3,877,502	149,502
Expiring 01/07/13	Citibank NA	INR	113,960,630	2,138,700	2,181,125	42,425
Expiring 01/07/13	Citibank NA	INR	76,233,253	1,441,900	1,459,050	17,150
Expiring 01/07/13	UBS AG	INR	152,465,754	2,837,100	2,918,085	80,985
Expiring 01/07/13	UBS AG	INR	120,371,243	2,212,300	2,303,819	91,519
Indonesian Rupiah
Expiring 04/19/12	Citibank NA	IDR	42,007,930,500	4,514,555	4,638,810	124,255
Malaysian Ringgit
Expiring 03/01/12	Citibank NA	MYR	8,871,612	2,837,100	2,910,061	72,961
Expiring 03/01/12	Citibank NA	MYR	6,697,332	2,173,400	2,196,855	23,455
Expiring 03/01/12	UBS AG	MYR	11,829,353	3,717,000	3,880,257	163,257
Expiring 03/01/12	UBS AG	MYR	7,805,171	2,479,800	2,560,248	80,448
Expiring 03/01/12	UBS AG	MYR	7,763,014	2,479,800	2,546,419	66,619
Mexican Peso
Expiring 03/20/12	Citibank NA	MXN	81,847,828	5,980,518	6,253,510	272,992
Expiring 03/20/12	Citibank NA	MXN	37,174,878	2,775,912	2,840,313	64,401
Expiring 03/20/12	JPMorgan Chase Securities	MXN	51,838,633	3,959,525	3,960,684	1,159
New Zealand Dollar
Expiring 03/21/12	JPMorgan Chase Securities	NZD	12,671,371	10,089,148	10,427,547	338,399
Norwegian Krone
Expiring 03/22/12	Citibank NA	NOK	17,150,121	2,851,500	2,917,245	65,745
Expiring 03/22/12	Citibank NA	NOK	16,963,340	2,865,400	2,885,474	20,074
Expiring 03/22/12	Citibank NA	NOK	8,511,909	1,441,900	1,447,881	5,981
Polish Zloty
Expiring 03/22/12	Citibank NA	PLN	7,141,477	2,173,400	2,201,315	27,915
Expiring 03/22/12	Citibank NA	PLN	4,826,139	1,432,700	1,487,627	54,927
Expiring 03/22/12	Citibank NA	PLN	4,773,894	1,441,900	1,471,523	29,623
Expiring 03/22/12	Citibank NA	PLN	4,756,612	1,473,000	1,466,195	(6,805)
Expiring 03/22/12	JPMorgan Chase Securities	PLN	7,358,822	2,156,612	2,268,310	111,698
Russian Rouble
Expiring 02/06/12	Citibank NA	RUB	115,270,404	3,719,600	3,803,184	83,584
Expiring 02/06/12	Citibank NA	RUB	77,168,565	2,485,300	2,546,067	60,767
Expiring 02/06/12	Citibank NA	RUB	72,855,197	2,379,800	2,403,754	23,954
Expiring 02/06/12	UBS AG	RUB	62,538,832	1,984,100	2,063,380	79,280
Expiring 04/09/12	Citibank NA	RUB	90,042,170	2,893,200	2,943,930	50,730
Expiring 04/09/12	Citibank NA	RUB	70,638,739	2,212,300	2,309,534	97,234
Expiring 04/09/12	Citibank NA	RUB	68,096,208	2,138,700	2,226,406	87,706
Expiring 04/09/12	Citibank NA	RUB	67,405,828	2,173,400	2,203,834	30,434
Expiring 04/09/12	Citibank NA	RUB	66,824,928	2,188,900	2,184,842	(4,058)
Expiring 04/09/12	Citibank NA	RUB	45,118,493	1,441,900	1,475,150	33,250
Singapore Dollar
Expiring 03/21/12	Goldman Sachs Group LP	SGD	16,252,381	12,647,472	12,920,899	273,427
South African Rand
Expiring 03/30/12	Citibank NA	ZAR	18,251,988	2,330,029	2,313,249	(16,780)
Expiring 03/30/12	Citibank NA	ZAR	17,263,316	2,173,400	2,187,946	14,546
Expiring 03/30/12	Citibank NA	ZAR	17,213,039	2,188,900	2,181,573	(7,327)
Expiring 03/30/12	Citibank NA	ZAR	6,631,671	843,219	840,495	(2,724)
Expiring 03/30/12	Morgan Stanley & Co., Inc.	ZAR	17,907,562	2,266,092	2,269,597	3,505
South Korean Won
Expiring 02/07/12	UBS AG	KRW	2,640,300,075	2,361,100	2,349,091	(12,009)
Expiring 02/27/12	UBS AG	KRW	4,259,682,000	3,717,000	3,783,914	66,914
Expiring 02/27/12	UBS AG	KRW	4,084,667,580	3,513,088	3,628,447	115,359
Expiring 02/27/12	UBS AG	KRW	2,802,174,000	2,479,800	2,489,196	9,396
Expiring 02/27/12	UBS AG	KRW	2,199,607,200	1,915,200	1,953,931	38,731
Expiring 02/27/12	UBS AG	KRW	2,101,109,050	1,859,800	1,866,434	6,634
Expiring 04/26/12	Citibank NA	KRW	2,468,656,390	2,173,400	2,184,228	10,828
Expiring 04/26/12	Morgan Stanley & Co., Inc.	KRW	1,631,365,660	1,441,900	1,443,406	1,506
Swedish Krona
Expiring 03/22/12	Citibank NA	SEK	14,732,707	2,138,700	2,160,766	22,066
Expiring 03/22/12	Citibank NA	SEK	14,612,296	2,149,100	2,143,106	(5,994)
Expiring 03/22/12	Morgan Stanley & Co., Inc.	SEK	35,349,452	5,132,074	5,184,512	52,438
Taiwan Dollar
Expiring 03/02/12	UBS AG	TWD	74,517,990	2,479,800	2,519,677	39,877
Thai Baht
Expiring 02/07/12	UBS AG	THB	90,861,800	2,951,400	2,936,608	(14,792)
Expiring 04/23/12	Citibank NA	THB	68,507,098	2,188,900	2,203,159	14,259
Expiring 04/23/12	UBS AG	THB	92,248,422	2,974,700	2,966,670	(8,030)
Expiring 04/23/12	UBS AG	THB	68,865,696	2,209,500	2,214,691	5,191

Turkish Lira
Expiring 03/30/12	Citibank NA	TRY	5,325,843	2,974,700	2,955,815	(18,885)
Expiring 03/30/12	JPMorgan Chase Securities	TRY	3,972,142	2,188,900	2,204,518	15,618
Expiring 03/30/12	Morgan Stanley & Co., Inc.	TRY	6,199,923	3,369,300	3,440,924	71,624
Expiring 03/30/12	UBS AG	TRY	5,957,143	3,280,782	3,306,183	25,401

						$4,854,486

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Sold:
Australian Dollar
Expiring 03/21/12	JPMorgan Chase Securities	AUD	2,788,360	$2,893,200	$2,944,028	$(50,828)
Brazilian Real
Expiring 04/19/12	Citibank NA	BRL	3,908,208	2,173,400	2,197,768	(24,368)
British Pound
Expiring 03/23/12	Citibank NA	GBP	1,407,253	2,209,500	2,216,619	(7,119)
Canadian Dollar
Expiring 03/20/12	Citibank NA	CAD	2,186,900	2,157,686	2,178,565	(20,879)
Chilean Peso
Expiring 02/22/12	Citibank NA	CLP	716,356,320	1,446,600	1,453,554	(6,954)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	37,385,959	5,894,050	5,927,346	(33,296)
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	18,121,414	2,877,100	2,873,054	4,046
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	11,896,048	1,864,000	1,886,056	(22,056)
Expiring 08/02/12	UBS AG	CNY	37,391,853	5,894,050	5,928,281	(34,231)
Expiring 08/02/12	UBS AG	CNY	16,460,160	2,571,900	2,609,671	(37,771)
Expiring 08/02/12	UBS AG	CNY	11,702,597	1,861,100	1,855,385	5,715
Expiring 08/02/12	UBS AG	CNY	8,532,902	1,359,500	1,352,846	6,654
Colombian Peso
Expiring 03/06/12	Citibank NA	COP	4,054,173,200	2,231,000	2,234,672	(3,672)
Euro
Expiring 03/23/12	Citibank NA	EUR	16,716,246	21,642,942	21,868,626	(225,684)
Expiring 03/23/12	Citibank NA	EUR	3,169,644	4,164,500	4,146,610	17,890
Hungarian Forint
Expiring 03/22/12	Citibank NA	HUF	670,575,615	2,974,700	2,963,146	11,554
Indian Rupee
Expiring 03/05/12	UBS AG	INR	193,296,800	3,582,888	3,877,502	(294,614)
Expiring 01/07/13	Citibank NA	INR	115,733,550	2,173,400	2,215,057	(41,657)
Indonesian Rupiah
Expiring 04/19/12	UBS AG	IDR	22,812,127,000	2,528,500	2,519,075	9,425
Japanese Yen
Expiring 06/20/12	Barclays Bank PLC	JPY	500,000,000	6,456,286	6,572,676	(116,390)
Malaysian Ringgit
Expiring 03/01/12	UBS AG	MYR	6,675,846	2,075,500	2,189,807	(114,307)
Mexican Peso
Expiring 03/20/12	Citibank NA	MXN	48,658,641	3,718,300	3,717,720	580
Norwegian Krone
Expiring 03/22/12	Citibank NA	NOK	17,441,767	2,974,700	2,966,854	7,846
Expiring 03/22/12	Morgan Stanley & Co., Inc.	NOK	419,922	70,114	71,429	(1,315)
Polish Zloty
Expiring 03/22/12	Citibank NA	PLN	10,217,422	3,123,400	3,149,456	(26,056)
Russian Rouble
Expiring 02/06/12	Citibank NA	RUB	96,479,265	3,030,366	3,183,197	(152,831)
Expiring 02/06/12	Citibank NA	RUB	95,959,704	3,043,200	3,166,055	(122,855)
Expiring 02/06/12	Citibank NA	RUB	72,855,197	2,281,287	2,403,754	(122,467)
Expiring 02/06/12	Citibank NA	RUB	62,538,832	1,980,864	2,063,380	(82,516)
Expiring 04/09/12	Citibank NA	RUB	141,935,789	4,610,700	4,640,592	(29,892)
South Korean Won
Expiring 02/07/12	UBS AG	KRW	2,640,300,075	2,313,009	2,349,091	(36,082)
Expiring 02/27/12	Morgan Stanley & Co., Inc.	KRW	4,084,667,580	3,501,494	3,628,447	(126,953)
Expiring 02/27/12	UBS AG	KRW	6,058,600,425	5,132,232	5,381,909	(249,677)
Expiring 02/27/12	UBS AG	KRW	5,303,971,825	4,540,100	4,711,566	(171,466)
Swedish Krona
Expiring 03/22/12	Citibank NA	SEK	28,663,361	4,231,800	4,203,899	27,901
Expiring 03/22/12	Citibank NA	SEK	19,838,218	2,897,900	2,909,564	(11,664)
Expiring 03/22/12	Morgan Stanley & Co., Inc.	SEK	16,408,603	2,364,596	2,406,561	(41,965)
Taiwan Dollar
Expiring 03/02/12	UBS AG	TWD	74,517,990	2,468,628	2,519,677	(51,049)

Thai Baht
Expiring 02/07/12	UBS AG	THB	90,861,800	2,907,578	2,936,608	(29,030)
Turkish Lira
Expiring 03/30/12	Citibank NA	TRY	5,674,218	3,123,400	3,149,161	(25,761)

						(2,223,794)

						$2,630,692

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2012.

Interest rate swap agreements outstanding at January 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
	Over-the-counter swap agreements:
	$82,000	01/10/13	0.908%	3 month LIBOR(1)	$340,496	$-	$340,496	JPMorgan Chase Bank
	3,300	09/14/16	1.206%	3 month LIBOR(2)	(57,205)	-	(57,205)	Deutsche Bank AG
	7,020	01/09/17	1.237%	3 month LIBOR(2)	(89,214)	-	(89,214)	Barclays Bank PLC
	24,225	11/15/18	1.531%	3 month LIBOR(2)	(161,378)	-	(161,378)	Citibank NA
	23,260	11/15/18	1.712%	3 month LIBOR(2)	(423,671)	-	(423,671)	Citibank NA
	23,260	11/15/18	1.700%	3 month LIBOR(2)	(406,182)	-	(406,182)	Morgan Stanley Capital Services, Inc.
	9,660	07/20/21	3.035%	3 month LIBOR(1)	1,034,827	-	1,034,827	Citibank NA
	13,380	11/23/21	2.148%	3 month LIBOR(2)	(368,242)	-	(368,242)	Citibank NA
	4,400	01/27/22	2.071%	3 month LIBOR(2)	(70,193)	-	(70,193)	Citibank NA
	3,965	01/30/22	2.082%	3 month LIBOR(2)	(66,263)	-	(66,263)	Citibank NA
MXN	110,200	07/05/13	5.480%	1 month MEXIBOR(1)	100,679	-	100,679	Barclays Bank PLC
MXN	85,000	12/15/16	5.750%	1 month MEXIBOR(1)	118,979	-	118,979	Barclays Bank PLC
NZD	7,900	08/18/16	4.173%	3 month BBR(1)	346,012	-	346,012	Citibank NA

					$298,645	$-	$298,645

(1)	The Fund pays the floating rate and receives the fixed rate.
(2)	The Fund pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
American International Group	03/20/18	3.700%		$1,300	$(18,157)	$-	$(18,157)	Deutsche Bank AG
CBS Corp.	06/20/14	1.000%		1,700	(23,839)	62,392	(86,231)	Citibank NA
Centex Corp.	06/20/14	1.000%		2,500	55,609	(8,289)	63,898	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%		1,250	(13,635)	-	(13,635)	Goldman Sachs International
Gannett Co., Inc.	03/20/12	5.000%		500	(5,979)	(736)	(5,243)	Deutsche Bank AG
GATX Corp.	12/20/12	1.000%		3,500	(18,617)	10,387	(29,004)	Credit Suisse International
International Paper Co.	03/20/14	5.300%		2,000	(218,327)	-	(218,327)	Goldman Sachs International
Macy’s Retail Holdings, Inc.	12/20/12	1.000%		2,768	(20,147)	31,046	(51,193)	Deutsche Bank AG
Masco Corp.	09/20/13	1.000%		965	8,078	14,917	(6,839)	Deutsche Bank AG
Qwest Corp.	06/20/13	1.000%		1,250	(3,635)	8,667	(12,302)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%		2,400	298,195	92,037	206,158	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%		1,800	453,996	148,181	305,815	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%		2,300	(16,765)	13,578	(30,343)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%		1,450	(48,003)	132,073	(180,076)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050%		380	(53,538)	-	(53,538)	Deutsche Bank AG
Toll Brothers, Inc.	03/20/15	1.000%		1,885	1,181	9,205	(8,024)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%		1,650	53,807	24,783	29,024	JPMorgan Chase Bank
XL Capital Ltd.	03/20/12	5.000%		2,500	(30,695)	(6,783)	(23,912)	Citibank NA

					$399,529	$531,458	$(131,929)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(1):
Itraxx Euro, zero coupon, due 06/20/13	06/20/13	1.650%	EUR	1,300	$(11,923)	$(14,277)	$2,354	Morgan Stanley Capital Services, Inc.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.17.V3	12/20/16	5.000%	$29,400	$ (613,418)	$(1,790,542)	$1,177,124	Goldman Sachs International

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2012(5)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on sovereign issues - Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$7,250	0.631%	$(29,182)	$(30,251)	$1,069	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000%	7,250	0.965%	11,516	(31,884)	43,400	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250%	7,250	0.907%	(51,812)	(77,285)	25,473	Morgan Stanley Capital Services, Inc.

					$(69,478)	$(139,420)	$69,942

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below .

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolios securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
Non-Residential Mortgage Backed Securities	$-	$100,445,009	$5,618,208
Residential Mortgage Backed Securities	-	61,087,017	-
Bank Loans	-	15,146,998	173,467
Collateralized Mortgage Obligations	-	4,340,803	-
Commercial Mortgage Backed Securities	-	245,422,494	-
Corporate Bonds	-	590,576,429	-
Foreign Agencies	-	32,600,141	-
Mortgage Backed Securities	-	105,367,026	-
Municipal Bonds	-	12,575,708	-
Sovereigns	-	34,244,238	-
U.S. Government Agency Obligations	-	5,759,026	-
U.S. Government Treasury Securities	-	216,820,181	-
Preferred Stock	592,680	-	-
Affiliated Mutual Funds	254,038,871	-	-
Options Purchased	13,500	-	-
Other Financial Instruments*
Futures Contracts	2,137,636	-	-
Forward Foreign Currency Exchange Contracts	-	2,630,692	-
Interest Rate Swap Agreements	-	298,645	-
Credit Default Swap Agreements	-	1,131,126	(13,635)

Total	$256,782,687	$1,428,445,533	$5,778,040

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non- Residential Mortgage Backed Securities	Bank Loans	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/11	$15,349,776	$972,578	$317,353	$(12,432)
Realized gain (loss)	10,049	-	-	- **
Change in unrealized appreciation (depreciation)***	(200,011)	3,684	-	(1,203)
Purchases	-	-	-	-
Sales	(624,861)	(431)	-	-
Accrued discount/premium	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(8,916,745)	(802,364)	(317,353)	-

Balance as of 01/31/12	$5,618,208	$173,467	$-	$(13,635)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $2,212.
***	Of which, $(197,530) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 1 Non-Residential Mortgage Backed Security transferred out of Level 3 as a result of the security no longer being fair valued in accordance with the Board of Directors’ approval, 6 Non-Residential Mortgage Backed Securities, 1 Sovereign and 1 Bank Loan transferred out of Level 3 as a result of the securities no longer using a single broker quote and are being priced by the primary valuation vendor source.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor, in consultation with the Manager, to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor, in consultation with the Manager, to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2. The Core Funds are registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 22, 2012

*	Print the name and title of each signing officer under his or her signature.